UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23617

TCW ETF Trust

On behalf of the following series:

TCW Corporate Bond ETF (Ticker: IGCB)

TCW Senior Loan ETF (Ticker: SLNZ)

(Exact name of registrant as specified in charter)

515 South Flower Street, Los Angeles, CA 90071

(Address of principal executive offices)

Peter Davidson, Esq.

Vice President and Secretary

515 South Flower Street

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Note: The Registrant is making this filing on Form N-CSR to file the audited financial statements for each of TCW Corporate Bond ETF and TCW Senior Loan ETF for the fiscal year ended March 31, 2025.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

(a)	The following is a copy of each Fund’s reports pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

TCW Corporate Bond ETF

Ticker: IGCB | Listing Exchange: New York Stock Exchange LLC

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW Corporate Bond ETF for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Corporate Bond ETF	$52	0.51%

How did the Fund perform last year and what affected its performance?

The TCW Corporate Bond ETF transitioned from the predecessor mutual fund, the TCW MetWest Corporate Bond Fund on November 15, 2024.   Strong outperformance versus the Bloomberg U.S. Corporate Bond Index was attributable to issue selection across corporate sectors, led by industrials and financials.  Positioning across industrials was biased towards more defensive industries like communications and non-cyclicals, with holdings in both driving robust issue-level performance benefits.  In financials, banking represented a large allocation and was focused on U.S. GSIB issuers, with these positions rewarding relative returns as the spread differential between them and the broader IG corporate universe compressed over the year.  Away from issue selection, sector allocations were a drag and weighed down by the continued underweight to corporate credit, with this underweight a product of tightening credit spreads and dissipation of attractive value.  However, the issue selection benefits more than offset the drag from being underweight, while an emphasis on the front-end of the yield curve and longer-than-Index duration position further rewarded relative returns as short and intermediate rates fell alongside a steepening curve.

Fund Performance

(based on Net Asset Value)

	TCW Corporate Bond ETF (IGCB)	Bloomberg U.S. Aggregate Bond Index	BBG U.S. Corporate Investment Grade Index
06/2018	$10,000	$10,000	$10,000
07/2018	$10,030	$10,002	$10,083
08/2018	$10,214	$10,067	$10,133
09/2018	$10,176	$10,002	$10,097
10/2018	$10,072	$9,923	$9,949
11/2018	$10,091	$9,982	$9,933
12/2018	$10,278	$10,165	$10,079
01/2019	$10,480	$10,273	$10,316
02/2019	$10,491	$10,267	$10,338
03/2019	$10,795	$10,465	$10,597
04/2019	$10,873	$10,467	$10,655
05/2019	$11,066	$10,653	$10,807
06/2019	$11,378	$10,787	$11,072
07/2019	$11,401	$10,811	$11,134
08/2019	$11,794	$11,091	$11,484
09/2019	$11,703	$11,032	$11,409
10/2019	$11,764	$11,065	$11,478
11/2019	$11,804	$11,059	$11,507
12/2019	$11,819	$11,052	$11,544
01/2020	$12,138	$11,264	$11,815
02/2020	$12,309	$11,467	$11,973
03/2020	$11,816	$11,400	$11,125
04/2020	$12,372	$11,602	$11,708
05/2020	$12,492	$11,656	$11,891
06/2020	$12,707	$11,730	$12,124
07/2020	$13,020	$11,905	$12,518
08/2020	$12,905	$11,809	$12,346
09/2020	$12,899	$11,802	$12,310
10/2020	$12,879	$11,750	$12,288
11/2020	$13,214	$11,865	$12,630
12/2020	$13,281	$11,881	$12,685
01/2021	$13,150	$11,796	$12,523
02/2021	$12,947	$11,626	$12,307
03/2021	$12,739	$11,480	$12,096
04/2021	$12,860	$11,571	$12,230
05/2021	$12,945	$11,609	$12,324
06/2021	$13,162	$11,691	$12,525
07/2021	$13,345	$11,821	$12,696
08/2021	$13,310	$11,799	$12,658
09/2021	$13,177	$11,697	$12,525
10/2021	$13,200	$11,693	$12,556
11/2021	$13,200	$11,728	$12,563
12/2021	$13,169	$11,698	$12,553
01/2022	$12,753	$11,446	$12,131
02/2022	$12,505	$11,318	$11,888
03/2022	$12,174	$11,004	$11,588
04/2022	$11,535	$10,586	$10,955
05/2022	$11,647	$10,655	$11,057
06/2022	$11,317	$10,487	$10,747
07/2022	$11,667	$10,744	$11,095
08/2022	$11,310	$10,440	$10,770
09/2022	$10,678	$9,989	$10,204
10/2022	$10,546	$9,860	$10,098
11/2022	$11,078	$10,222	$10,621
12/2022	$11,021	$10,176	$10,575
01/2023	$11,505	$10,489	$10,998
02/2023	$11,106	$10,218	$10,649
03/2023	$11,470	$10,477	$10,945
04/2023	$11,530	$10,541	$11,029
05/2023	$11,348	$10,426	$10,869
06/2023	$11,359	$10,389	$10,914
07/2023	$11,385	$10,382	$10,951
08/2023	$11,319	$10,315	$10,866
09/2023	$10,980	$10,053	$10,576
10/2023	$10,761	$9,895	$10,378
11/2023	$11,412	$10,343	$10,999
12/2023	$11,945	$10,739	$11,476
01/2024	$11,959	$10,709	$11,456
02/2024	$11,744	$10,558	$11,284
03/2024	$11,874	$10,655	$11,430
04/2024	$11,530	$10,386	$11,139
05/2024	$11,767	$10,562	$11,347
06/2024	$11,873	$10,662	$11,420
07/2024	$12,193	$10,911	$11,692
08/2024	$12,421	$11,068	$11,876
09/2024	$12,661	$11,216	$12,086
10/2024	$12,311	$10,938	$11,793
11/2024	$12,473	$11,054	$11,951
12/2024	$12,198	$10,873	$11,719
01/2025	$12,263	$10,931	$11,784
02/2025	$12,539	$11,171	$12,024
03/2025	$12,533	$11,175	$11,990

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 06/29/18

TCW Corporate Bond ETF (IGCB)	5.55%	1.19%	3.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-1.51%	1.66%
BBG U.S. Corporate Investment Grade Index	4.90%	7.78%	2.72%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$8,243,548
  # of Portfolio Holdings302
  Portfolio Turnover Rate169%
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporate Bonds	81.9%
U.S. Treasury Securities	8.8%
Short-Term Investments	7.2%
Municipal Bonds	1.5%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities - Agency	0.2%
Residential Mortgage-Backed Securities - Agency	0.1%
Convertible Corporate Bonds	0.1%
Other Security TypesFootnote Reference*	0.0%
Liabilities in Excess of Other Assets	(0.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds, 4.63%, due 02/15/55	6.8%
T-Mobile USA, Inc., 2.55%, due 02/15/31	1.6%
Wells Fargo & Co., 3.35%, due 03/02/33 (1 day USD SOFR + 1.500%)	1.5%
Bank of America Corp., 2.09%, due 06/14/29 (1 day USD SOFR + 1.060%)	1.4%
JPMorgan Chase & Co., 2.07%, due 06/01/29 (1 day USD SOFR + 1.015%)	1.3%
Bank of America Corp., 2.69%, due 04/22/32 (1 day USD SOFR + 1.320%)	1.2%
UnitedHealth Group, Inc., 5.15%, due 07/15/34	1.2%
U.S. Treasury Notes, 4.00%, due 03/31/30	1.0%
U.S. Treasury Notes, 4.63%, due 02/15/35	1.0%
Metropolitan Life Global Funding I, 3.30%, due 03/21/29	0.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Corporate Bond ETF

Annual Shareholder Report — March 31, 2025

Ticker: IGCB

TSR IGCB-0325

TCW Senior Loan ETF

Ticker: SLNZ | Listing Exchange: New York Stock Exchange LLC

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW Senior Loan ETF for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Senior Loan ETF	$71	0.69%

How did the Fund perform last year and what affected its performance?

The TCW Senior Loan ETF transitioned from the predecessor mutual fund, the MetWest Floating Rate Income Fund on November 15, 2024.  Outperformance relative to the Morningstar LSTA Leveraged Loan Index was driven primarily by a combination of favorable issue selection and sector weighting within the capital goods and commercial service industries.  The strategy’s emphasis on bottom-up credit analysis resulted in high-conviction position sizing to borrowers in these industries with durable revenue streams that held up well despite some periodic volatility, with underweight allocations to both industries further enhancing relative performance as they lagged the broader loan universe.  Fund returns were also supported by an avoidance to weaker credits that were held in the Index and experienced defaults, including one large issuer default in the materials space.  Meanwhile, consistent with the strategy’s more defensive tilt over the year and emphasis on non-cyclical industries, the Fund maintained an overweight to food & beverage, though this position detracted from relative returns somewhat as the industry was among the bottom performers.

Fund Performance

(based on Net Asset Value)

	TCW Senior Loan ETF (SLNZ)	Bloomberg U.S. Universal Bond Index	Morningstar LSTA Leveraged Loan Index
03/2015	$10,000	$10,000	$10,000
04/2015	$10,076	$9,988	$10,092
05/2015	$10,097	$9,971	$10,111
06/2015	$10,068	$9,859	$10,069
07/2015	$10,107	$9,917	$10,068
08/2015	$10,079	$9,888	$9,998
09/2015	$10,029	$9,926	$9,933
10/2015	$10,050	$9,958	$9,915
11/2015	$10,018	$9,921	$9,828
12/2015	$9,990	$9,872	$9,724
01/2016	$9,959	$9,981	$9,661
02/2016	$9,908	$10,052	$9,610
03/2016	$10,053	$10,175	$9,875
04/2016	$10,154	$10,244	$10,071
05/2016	$10,215	$10,252	$10,161
06/2016	$10,236	$10,433	$10,163
07/2016	$10,340	$10,519	$10,308
08/2016	$10,380	$10,530	$10,386
09/2016	$10,452	$10,533	$10,475
10/2016	$10,503	$10,463	$10,562
11/2016	$10,520	$10,228	$10,590
12/2016	$10,604	$10,258	$10,712
01/2017	$10,635	$10,294	$10,772
02/2017	$10,675	$10,374	$10,826
03/2017	$10,685	$10,370	$10,835
04/2017	$10,706	$10,456	$10,882
05/2017	$10,749	$10,537	$10,922
06/2017	$10,760	$10,528	$10,917
07/2017	$10,827	$10,580	$10,992
08/2017	$10,828	$10,672	$10,988
09/2017	$10,861	$10,634	$11,031
10/2017	$10,928	$10,647	$11,097
11/2017	$10,941	$10,631	$11,109
12/2017	$10,986	$10,678	$11,153
01/2018	$11,066	$10,575	$11,261
02/2018	$11,067	$10,475	$11,283
03/2018	$11,083	$10,527	$11,315
04/2018	$11,132	$10,457	$11,362
05/2018	$11,149	$10,514	$11,381
06/2018	$11,145	$10,499	$11,394
07/2018	$11,220	$10,521	$11,478
08/2018	$11,260	$10,573	$11,524
09/2018	$11,322	$10,527	$11,603
10/2018	$11,330	$10,439	$11,600
11/2018	$11,258	$10,486	$11,495
12/2018	$11,040	$10,650	$11,203
01/2019	$11,281	$10,797	$11,488
02/2019	$11,428	$10,809	$11,671
03/2019	$11,418	$11,004	$11,650
04/2019	$11,570	$11,020	$11,843
05/2019	$11,548	$11,188	$11,817
06/2019	$11,605	$11,347	$11,846
07/2019	$11,699	$11,380	$11,941
08/2019	$11,673	$11,638	$11,908
09/2019	$11,718	$11,587	$11,964
10/2019	$11,691	$11,625	$11,910
11/2019	$11,755	$11,623	$11,980
12/2019	$11,867	$11,640	$12,171
01/2020	$11,920	$11,849	$12,239
02/2020	$11,813	$12,026	$12,077
03/2020	$10,828	$11,791	$10,583
04/2020	$11,210	$12,028	$11,060
05/2020	$11,534	$12,140	$11,479
06/2020	$11,590	$12,241	$11,610
07/2020	$11,770	$12,456	$11,837
08/2020	$11,891	$12,384	$12,014
09/2020	$11,936	$12,362	$12,090
10/2020	$11,919	$12,318	$12,115
11/2020	$12,122	$12,479	$12,384
12/2020	$12,258	$12,522	$12,551
01/2021	$12,366	$12,443	$12,700
02/2021	$12,406	$12,282	$12,775
03/2021	$12,400	$12,139	$12,775
04/2021	$12,457	$12,242	$12,840
05/2021	$12,502	$12,288	$12,915
06/2021	$12,522	$12,378	$12,963
07/2021	$12,505	$12,502	$12,961
08/2021	$12,563	$12,494	$13,023
09/2021	$12,634	$12,387	$13,106
10/2021	$12,643	$12,377	$13,141
11/2021	$12,614	$12,392	$13,120
12/2021	$12,689	$12,384	$13,204
01/2022	$12,689	$12,112	$13,252
02/2022	$12,623	$11,947	$13,184
03/2022	$12,599	$11,626	$13,190
04/2022	$12,613	$11,193	$13,219
05/2022	$12,308	$11,254	$12,881
06/2022	$12,018	$11,029	$12,602
07/2022	$12,242	$11,307	$12,870
08/2022	$12,411	$11,013	$13,065
09/2022	$12,140	$10,538	$12,767
10/2022	$12,199	$10,423	$12,894
11/2022	$12,327	$10,811	$13,049
12/2022	$12,367	$10,775	$13,102
01/2023	$12,657	$11,109	$13,452
02/2023	$12,713	$10,836	$13,529
03/2023	$12,759	$11,090	$13,525
04/2023	$12,890	$11,158	$13,667
05/2023	$12,875	$11,042	$13,642
06/2023	$13,106	$11,025	$13,951
07/2023	$13,261	$11,036	$14,130
08/2023	$13,377	$10,970	$14,296
09/2023	$13,489	$10,708	$14,434
10/2023	$13,502	$10,547	$14,431
11/2023	$13,673	$11,022	$14,607
12/2023	$13,864	$11,440	$14,848
01/2024	$13,965	$11,412	$14,948
02/2024	$14,086	$11,276	$15,084
03/2024	$14,236	$11,386	$15,212
04/2024	$14,342	$11,120	$15,304
05/2024	$14,496	$11,305	$15,447
06/2024	$14,552	$11,408	$15,501
07/2024	$14,667	$11,667	$15,607
08/2024	$14,751	$11,839	$15,706
09/2024	$14,813	$12,001	$15,818
10/2024	$14,920	$11,728	$15,954
11/2024	$15,043	$11,852	$16,086
12/2024	$15,124	$11,673	$16,177
01/2025	$15,218	$11,743	$16,289
02/2025	$15,255	$11,986	$16,306
03/2025	$15,250	$11,983	$16,255

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years

TCW Senior Loan ETF (SLNZ)	7.13%	7.09%	4.31%
Bloomberg U.S. Universal Bond Index	5.24%	0.42%	1.82%
Morningstar LSTA Leveraged Loan Index	6.86%	8.96%	4.97%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$293,767,995
  # of Portfolio Holdings351
  Portfolio Turnover Rate111%
  Total Advisory Fees Paid - Net$1,686,235

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Bank Loans	89.6%
Short-Term Investments	9.1%
Corporate Bonds	3.2%
Asset-Backed Securities	0.8%
U.S. Treasury Securities	0.5%
Common Stock	0.1%
Preferred Stock	0.1%
Warrants	0.0%
Liabilities in Excess of Other Assets	(3.4%)

Top Ten Holdings (as a % of Net Assets)

Maverick Bidco, Inc., 0.00%, due 05/18/28	0.9%
EagleView Technology Corp., 8.07%, due 08/14/25 (3 mo. USD Term SOFR + 3.500%)	0.8%
Magnite, Inc., 7.30%, due 02/06/31 (3 mo. USD Term SOFR + 3.000%)	0.6%
Delivery Hero SE, 9.31%, due 12/12/29 (3 mo. USD Term SOFR + 5.000%)	0.6%
Peer Holding III BV, 6.80%, due 10/28/30 (3 mo. USD Term SOFR + 2.500%)	0.6%
United Natural Foods, Inc., 9.07%, due 05/01/31 (1 mo. USD Term SOFR + 4.750%)	0.6%
Flutter Financing BV, 6.05%, due 11/30/30 (3 mo. USD Term SOFR + 1.750%)	0.6%
KAMC Holdings, Inc., 8.57%, due 08/14/26 (3 mo. USD Term SOFR + 4.000%)	0.6%
TransDigm, Inc., 7.05%, due 08/24/28 (3 mo. USD Term SOFR + 2.750%)	0.6%
DTI Holdco, Inc., 8.32%, due 04/26/29 (1 mo. USD Term SOFR + 4.000%)	0.6%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Senior Loan ETF

Annual Shareholder Report — March 31, 2025

Ticker: SLNZ

TSR SLNZ-0325

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer or persons performing similar functions.

(b)	No disclosures are required by this Item 2(b).

(c)	The Registrant has made no material changes to its code of ethics during the period covered by this Form N-CSR.

(d)	The Registrant has not granted any waivers from any provisions of its code of ethics during the period covered by this Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Registrant’s code of ethics is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

(a)(1)

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one member serving on the Registrant’s Audit Committee that possesses the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2)	The audit committee financial experts are Victoria B. Rogers, Robert Rooney, and Michael Swell. Each has been deemed to be “independent” as that term is defined in Form N-CSR.

(a)(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

The firm of Deloitte & Touche LLP (“Deloitte”) serves as the independent registered public accounting firm for the Registrant.

(a)	Audit Fees

For the period covered by this Form N-CSR, the aggregate fees billed for professional services rendered by Deloitte for the audit of the Registrant’s annual financial statements or for services that are normally provided by Deloitte in connection with statutory and regulatory filings or engagements were $60,000.

(b)	Audit-Related Fees

For the period covered by this Form N-CSR, the aggregate fees billed for assurance and related services rendered by Deloitte that are reasonably related to the performance of the audit or review of the Registrant’s financial statements and that are not reported under Audit Fees above were $0.

(c)	Tax Fees

For the period covered by this Form N-CSR, the aggregate fees billed for tax compliance, tax advice and tax planning by Deloitte were $9,672.

These services consisted of tax return review, tax advice and tax planning.

(d)	All Other Fees

For the period covered by this Form N-CSR, the aggregate fees billed by Deloitte to the Registrant for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were $0.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the Audit Committee, the Audit Committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee has delegated to its Chair the approval of such services subject to reports to the full Audit Committee at its next subsequent meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the Registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X with respect to Audit-Related Fees were 0%, Tax Fees were 0%, and Other Fees were 0% for the period covered by this Form N-CSR.

(f)	Not applicable.

(g)

For the period covered by this Form N-CSR, the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $882,033.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)

The Registrant is an issuer as defined in Section 10 A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. The Registrant’s Audit Committee members, consisting solely of independent trustees, are

Patrick C. Haden

Martin Luther King III

Peter McMillan

Victoria B. Rogers

Robert G. Rooney

Michael Swell

Andrew Tarica

(b)	Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

 Financial Statements

  and Other Information Form N-CSR Items 7-11

  March 31, 2025

TCW ETF Trust

TCW Corporate Bond ETF

Schedule of Investments	March 31, 2025

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 92.9% of Net Assets

ASSET-BACKED SECURITIES — 0.4%

Skyline Aviation, Inc. Class A

3.23% (1)	07/03/38	$34,376	$31,736

Total Asset-Backed Securities

(Cost: $34,376)			31,736

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.1%

Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O) (I/F)

1.55% (-30 day USD SOFR Average + 5.886%) (2)	11/25/41	17,255	1,284

Federal National Mortgage Association REMICS Series 2012-128, Class UA

2.50%	06/25/42	6,926	5,928

Total Residential Mortgage-Backed Securities — Agency

(Cost: $15,698)			7,212

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.0%

COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O)

0.47% (1),(3)	09/10/47	42,553	—

GS Mortgage Securities Trust Series 2010-C1, Class X (I/O)

0.43% (3),(4)	08/10/43	1,202,830	536

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $55,617)			536

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.2%

Government National Mortgage Association Series 2009-111, Class IO (I/O)

0.19% (3),(5)	09/16/51	482,595	17,659

Government National Mortgage Association Series 2012-144, Class IO (I/O)

0.33% (3)	01/16/53	129,728	1,489

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $19,849)			19,148

CORPORATE BONDS — 81.9%

Aerospace & Defense — 1.2%

BAE Systems Holdings, Inc. (United Kingdom)

3.85% (4)	12/15/25	20,000	19,890

Boeing Co.

5.81%	05/01/50	5,000	4,761

5.93%	05/01/60	12,000	11,290

6.53%	05/01/34	23,000	24,646

Issues	Maturity Date	Principal Amount	Value

Aerospace & Defense (Continued)

Lockheed Martin Corp.

4.80%	08/15/34	$35,000	$34,503

Northrop Grumman Corp.

5.15%	05/01/40	5,000	4,866

			99,956

Agriculture — 1.4%

Altria Group, Inc.

3.70%	02/04/51	5,000	3,443

4.88%	02/04/28	45,000	45,315

BAT Capital Corp. (United Kingdom)

4.39%	08/15/37	35,000	30,742

Imperial Brands Finance PLC (United Kingdom)

4.25% (4)	07/21/25	35,000	34,937

			114,437

Airlines — 1.0%

Delta Air Lines Pass-Through Trust Series 2020-1, Class AA

2.00%	12/10/29	18,273	17,209

JetBlue Pass-Through Trust Series 2019-1, Class AA

2.75%	11/15/33	11,525	10,000

JetBlue Pass-Through Trust Series 2020-1, Class A

4.00%	05/15/34	22,148	20,624

United Airlines Pass-Through Trust Series 2016-2, Class AA

2.88%	04/07/30	6,450	6,025

United Airlines Pass-Through Trust Series 2023-1, Class A

5.80%	07/15/37	28,659	29,092

			82,950

Auto Manufacturers — 0.2%

Volkswagen Group of America Finance LLC (Germany)

5.65% (4)	03/25/32	17,000	16,942

Banks — 16.5%

Bank of America Corp.

1.66% (1 day USD SOFR + 0.910%) (2)	03/11/27	8,000	7,783

1.92% (1 day USD SOFR + 1.370%) (2)	10/24/31	30,000	25,671

2.09% (1 day USD SOFR + 1.060%) (2)	06/14/29	125,000	115,595

2.69% (1 day USD SOFR + 1.320%) (2)	04/22/32	115,000	101,286

Bank of New York Mellon Corp.

5.83% (1 Day USD SOFR Index + 2.074%) (2)	10/25/33	60,000	63,115

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

Citigroup, Inc.

1.46% (1 day USD SOFR + 0.770%) (2)	06/09/27	$15,000	$14,452

2.52% (1 day USD SOFR + 1.177%) (2)	11/03/32	70,000	59,831

2.57% (1 day USD SOFR + 2.107%) (2)	06/03/31	50,000	44,552

2.98% (1 day USD SOFR + 1.422%) (2)	11/05/30	1,000	921

Goldman Sachs Group, Inc.

1.99% (1 day USD SOFR + 1.090%) (2)	01/27/32	80,000	67,789

2.60%	02/07/30	80,000	72,505

HSBC Holdings PLC (United Kingdom)

2.80% (1 day USD SOFR + 1.187%) (2)	05/24/32	70,000	61,245

JPMorgan Chase & Co.

1.04% (3 mo. USD Term SOFR + 0.695%) (2)	02/04/27	5,000	4,854

1.05% (1 day USD SOFR + 0.800%) (2)	11/19/26	40,000	39,131

1.58% (1 day USD SOFR + 0.885%) (2)	04/22/27	5,000	4,849

2.07% (1 day USD SOFR + 1.015%) (2)	06/01/29	115,000	106,553

2.08% (1 day USD SOFR + 1.850%) (2)	04/22/26	30,000	29,952

3.90% (3 mo. USD Term SOFR + 1.482%) (2)	01/23/49	48,000	37,480

Lloyds Banking Group PLC (United Kingdom)

1.63% (1 yr. CMT + 0.850%) (2)	05/11/27	10,000	9,674

Morgan Stanley

1.59% (1 day USD SOFR + 0.879%) (2)	05/04/27	25,000	24,212

1.93% (1 day USD SOFR + 1.020%) (2)	04/28/32	65,000	54,502

2.19% (1 day USD SOFR + 1.990%) (2)	04/28/26	60,000	59,884

2.24% (1 day USD SOFR + 1.178%) (2)	07/21/32	85,000	72,291

3.77% (3 mo. USD Term SOFR + 1.402%) (2)	01/24/29	20,000	19,564

PNC Financial Services Group, Inc.

5.22% (1 day USD SOFR + 1.072%) (2)	01/29/31	15,000	15,264

6.88% (1 day USD SOFR + 2.284%) (2)	10/20/34	25,000	27,654

U.S. Bancorp

4.84% (1 day USD SOFR + 1.600%) (2)	02/01/34	35,000	33,999

5.42% (1 day USD SOFR + 1.411%) (2)	02/12/36	10,000	10,074

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

Wells Fargo & Co.

2.39% (1 day USD SOFR + 2.100%) (2)	06/02/28	$30,000	$28,637

3.35% (1 day USD SOFR + 1.500%) (2)	03/02/33	140,000	125,621

5.24% (1 day USD SOFR + 1.110%) (2)	01/24/31	20,000	20,336

			1,359,276

Beverages — 1.4%

Bacardi Ltd.

4.70% (4)	05/15/28	30,000	29,874

Becle SAB de CV (Mexico)

2.50% (4)	10/14/31	20,000	16,191

Coca-Cola Co.

4.65%	08/14/34	45,000	44,723

JDE Peet’s NV (Netherlands)

2.25% (4)	09/24/31	25,000	20,960

			111,748

Biotechnology — 1.9%

Amgen, Inc.

4.40%	05/01/45	5,000	4,232

4.88%	03/01/53	10,000	8,751

5.65%	03/02/53	20,000	19,624

5.75%	03/02/63	10,000	9,753

Gilead Sciences, Inc.

5.10%	06/15/35	55,000	55,237

Illumina, Inc.

2.55%	03/23/31	20,000	17,261

Royalty Pharma PLC

1.75%	09/02/27	45,000	42,012

			156,870

Chemicals — 0.6%

International Flavors & Fragrances, Inc.

1.23% (4)	10/01/25	35,000	34,366

5.00%	09/26/48	5,000	4,268

Solvay Finance America LLC (Belgium)

5.85% (4)	06/04/34	10,000	10,201

			48,835

Commercial Services — 0.8%

Global Payments, Inc.

4.45%	06/01/28	30,000	29,823

RELX Capital, Inc. (United Kingdom)

4.00%	03/18/29	10,000	9,804

Rollins, Inc.

5.25% (4)	02/24/35	25,000	24,906

			64,533

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

Computers — 1.4%

Apple, Inc.

2.65%	02/08/51	$55,000	$34,480

Booz Allen Hamilton, Inc.

5.95%	04/15/35	15,000	14,906

Dell International LLC/EMC Corp.

5.00%	04/01/30	30,000	30,131

International Business Machines Corp.

5.20%	02/10/35	35,000	35,107

			114,624

Diversified Financial Services — 2.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

3.00%	10/29/28	15,000	14,089

3.30%	01/30/32	28,000	24,799

3.88%	01/23/28	4,000	3,909

Air Lease Corp.

3.63%	12/01/27	34,000	33,160

American Express Co.

6.49% (1 day USD SOFR + 1.940%) (2)	10/30/31	40,000	43,204

Avolon Holdings Funding Ltd. (Ireland)

2.53% (4)	11/18/27	3,000	2,810

2.75% (4)	02/21/28	10,000	9,411

4.38% (4)	05/01/26	10,000	9,945

Capital One Financial Corp.

3.27% (1 day USD SOFR + 1.790%) (2)	03/01/30	10,000	9,377

6.70%	11/29/32	10,000	10,746

LSEGA Financing PLC (United Kingdom)

2.00% (4)	04/06/28	20,000	18,617

Mastercard, Inc.

4.55%	01/15/35	15,000	14,620

Raymond James Financial, Inc.

3.75%	04/01/51	10,000	7,268

			201,955

Electric — 7.1%

AEP Transmission Co. LLC

2.75%	08/15/51	40,000	24,378

3.65%	04/01/50	5,000	3,657

Alabama Power Co.

5.10%	04/02/35	30,000	30,015

5.50%	03/15/41	9,000	8,953

Alliant Energy Finance LLC

1.40% (4)	03/15/26	60,000	58,074

Appalachian Power Co.

4.45%	06/01/45	10,000	8,173

Arizona Public Service Co.

3.35%	05/15/50	15,000	10,267

6.35%	12/15/32	10,000	10,652

Issues	Maturity Date	Principal Amount	Value

Electric (Continued)

Baltimore Gas & Electric Co.

2.90%	06/15/50	$48,000	$30,211

Black Hills Corp.

4.35%	05/01/33	15,000	14,039

Commonwealth Edison Co.

6.45%	01/15/38	5,000	5,479

Consolidated Edison Co. of New York, Inc.

3.88%	06/15/47	35,000	27,003

Duke Energy Carolinas LLC

3.75%	06/01/45	70,000	54,283

3.88%	03/15/46	10,000	7,844

Evergy Kansas Central, Inc.

5.70%	03/15/53	10,000	9,958

FirstEnergy Transmission LLC

5.45% (4)	07/15/44	35,000	34,153

Florida Power & Light Co.

5.30%	06/15/34	65,000	66,540

5.60%	06/15/54	15,000	15,101

Indianapolis Power & Light Co.

5.70% (4)	04/01/54	5,000	4,980

International Transmission Co.

4.63%	08/15/43	25,000	21,587

Interstate Power & Light Co.

2.30%	06/01/30	20,000	17,688

MidAmerican Energy Co.

5.85%	09/15/54	5,000	5,141

Narragansett Electric Co.

3.40% (4)	04/09/30	10,000	9,409

PacifiCorp

4.13%	01/15/49	40,000	30,926

Public Service Co. of New Mexico

3.85%	08/01/25	20,000	19,913

Tucson Electric Power Co.

3.25%	05/01/51	10,000	6,653

Virginia Electric & Power Co.

2.45%	12/15/50	27,000	15,279

3.80%	09/15/47	10,000	7,574

Xcel Energy, Inc.

4.80%	09/15/41	35,000	30,860

			588,790

Engineering & Construction — 0.1%

Sydney Airport Finance Co. Pty. Ltd. (Australia)

3.63% (4)	04/28/26	5,000	4,948

Entertainment — 0.6%

WarnerMedia Holdings, Inc.

5.05%	03/15/42	27,000	21,602

5.14%	03/15/52	40,000	29,177

			50,779

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Environmental Control — 1.3%

GFL Environmental, Inc.

6.75% (4)	01/15/31	$10,000	$10,316

Republic Services, Inc.

5.15%	03/15/35	40,000	40,251

Waste Management, Inc.

4.95%	03/15/35	55,000	54,750

			105,317

Food — 1.5%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL

4.38%	02/02/52	17,000	13,210

Kraft Heinz Foods Co.

4.63%	10/01/39	10,000	9,075

Mars, Inc.

4.80% (4)	03/01/30	50,000	50,321

Pilgrim’s Pride Corp.

3.50%	03/01/32	30,000	26,446

Smithfield Foods, Inc.

2.63% (4)	09/13/31	25,000	21,303

			120,355

Gas — 0.6%

Boston Gas Co.

3.76% (4)	03/16/32	10,000	9,116

KeySpan Gas East Corp.

5.82% (4)	04/01/41	15,000	14,718

Southern Co. Gas Capital Corp.

4.40%	06/01/43	10,000	8,496

5.88%	03/15/41	15,000	15,228

			47,558

Health Care-Products — 2.4%

Alcon Finance Corp.

2.60% (4)	05/27/30	40,000	36,042

Baxter International, Inc.

3.95%	04/01/30	10,000	9,632

Revvity, Inc.

2.55%	03/15/31	25,000	21,702

Smith & Nephew PLC (United Kingdom)

2.03%	10/14/30	30,000	25,870

STERIS Irish FinCo UnLtd Co.

2.70%	03/15/31	15,000	13,301

Stryker Corp.

4.70%	02/10/28	50,000	50,343

Thermo Fisher Scientific, Inc.

5.09%	08/10/33	40,000	40,500

			197,390

Issues	Maturity Date	Principal Amount	Value

Health Care-Services — 6.0%

Barnabas Health, Inc.

4.00%	07/01/28	$5,000	$4,823

Centene Corp.

3.00%	10/15/30	38,000	33,260

Children’s Hospital Medical Center

2.82%	11/15/50	20,000	12,754

Cigna Group

5.40%	03/15/33	35,000	35,649

CommonSpirit Health

2.78%	10/01/30	15,000	13,495

Elevance Health, Inc.

5.20%	02/15/35	55,000	55,152

HCA, Inc.

5.25%	06/15/49	15,000	13,200

Health Care Service Corp. A Mutual Legal Reserve Co.

5.45% (4)	06/15/34	20,000	20,297

Humana, Inc.

5.38%	04/15/31	25,000	25,214

IQVIA, Inc.

6.25%	02/01/29	10,000	10,437

Mass General Brigham, Inc.

3.34%	07/01/60	10,000	6,651

Roche Holdings, Inc.

4.59% (4)	09/09/34	35,000	34,259

5.59% (4)	11/13/33	15,000	15,773

Sharp HealthCare

2.68%	08/01/50	50,000	31,572

UnitedHealth Group, Inc.

3.70%	08/15/49	10,000	7,357

4.25%	04/15/47	15,000	12,366

5.15%	07/15/34	95,000	95,651

5.63%	07/15/54	10,000	9,824

Universal Health Services, Inc.

1.65%	09/01/26	40,000	38,298

West Virginia United Health System Obligated Group

3.13%	06/01/50	35,000	22,742

			498,774

Insurance — 3.8%

Allstate Corp.

3.85%	08/10/49	20,000	15,075

Aon Corp./Aon Global Holdings PLC

3.90%	02/28/52	15,000	11,132

Arthur J Gallagher & Co.

3.05%	03/09/52	15,000	9,409

6.50%	02/15/34	10,000	10,859

Athene Global Funding

1.61% (4)	06/29/26	15,000	14,466

1.99% (4)	08/19/28	10,000	9,115

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

Insurance (Continued)

Farmers Insurance Exchange

4.75% (3 mo. USD LIBOR + 3.231%) (2),(4)	11/01/57	$35,000	$28,546

Guardian Life Insurance Co. of America

3.70% (4)	01/22/70	45,000	30,709

Metropolitan Life Global Funding I

3.30% (4)	03/21/29	80,000	76,338

MMI Capital Trust I

7.63%	12/15/27	25,000	26,494

New York Life Global Funding

4.55% (4)	01/28/33	50,000	48,528

New York Life Insurance Co.

3.75% (4)	05/15/50	15,000	11,055

Willis North America, Inc.

5.35%	05/15/33	20,000	20,176

			311,902

Internet — 1.6%

Amazon.com, Inc.

3.10%	05/12/51	35,000	23,802

3.95%	04/13/52	25,000	19,943

Meta Platforms, Inc.

4.75%	08/15/34	45,000	44,704

5.60%	05/15/53	15,000	15,137

Uber Technologies, Inc.

4.80%	09/15/34	30,000	29,217

			132,803

Lodging — 0.4%

Choice Hotels International, Inc.

5.85%	08/01/34	10,000	10,023

Hyatt Hotels Corp.

5.05%	03/30/28	10,000	10,050

5.50%	06/30/34	10,000	9,830

			29,903

Media — 2.1%

Charter Communications Operating LLC/Charter Communications Operating Capital

2.30%	02/01/32	5,000	4,052

3.90%	06/01/52	45,000	29,138

5.38%	05/01/47	37,000	30,628

Comcast Corp.

4.00%	11/01/49	20,000	15,326

4.40%	08/15/35	30,000	28,193

Cox Communications, Inc.

2.60% (4)	06/15/31	35,000	30,163

Fox Corp.

6.50%	10/13/33	15,000	16,056

Issues	Maturity Date	Principal Amount	Value

Media (Continued)

Time Warner Cable LLC

5.50%	09/01/41	$18,000	$15,609

			169,165

Office/Business Equipment — 0.3%

CDW LLC/CDW Finance Corp.

3.28%	12/01/28	25,000	23,605

Oil & Gas — 0.3%

Aker BP ASA (Norway)

3.10% (4)	07/15/31	30,000	26,435

Packaging & Containers — 1.5%

Amcor Finance USA, Inc.

5.63%	05/26/33	20,000	20,521

Amcor Flexibles North America, Inc.

2.63%	06/19/30	5,000	4,485

5.50% (4)	03/17/35	15,000	15,064

Berry Global, Inc.

1.57%	01/15/26	13,000	12,679

CCL Industries, Inc. (Canada)

3.05% (4)	06/01/30	25,000	22,785

Sealed Air Corp.

1.57% (4)	10/15/26	20,000	19,041

Smurfit Kappa Treasury ULC (Ireland)

5.44% (4)	04/03/34	10,000	10,107

Sonoco Products Co.

3.13%	05/01/30	25,000	22,919

			127,601

Pharmaceuticals — 4.0%

AbbVie, Inc.

4.40%	11/06/42	50,000	44,190

Bayer U.S. Finance II LLC (Germany)

4.38% (4)	12/15/28	10,000	9,749

4.88% (4)	06/25/48	27,000	21,657

Bristol-Myers Squibb Co.

5.20%	02/22/34	50,000	50,898

CVS Health Corp.

5.05%	03/25/48	48,000	40,992

5.30%	06/01/33	28,000	27,730

Elanco Animal Health, Inc.

6.65%	08/28/28	5,000	5,064

Eli Lilly & Co.

4.75%	02/12/30	55,000	55,839

Merck & Co., Inc.

5.00%	05/17/53	20,000	18,507

Pfizer Investment Enterprises Pte. Ltd.

4.75%	05/19/33	45,000	44,524

Zoetis, Inc.

5.60%	11/16/32	10,000	10,430

			329,580

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Pipelines — 2.0%

Energy Transfer LP

5.00%	05/15/50	$30,000	$25,289

6.13%	12/15/45	7,000	6,895

Kinder Morgan Energy Partners LP

6.95%	01/15/38	5,000	5,522

Kinder Morgan, Inc.

7.80%	08/01/31	5,000	5,706

NGPL PipeCo LLC

3.25% (4)	07/15/31	20,000	17,504

4.88% (4)	08/15/27	10,000	9,981

Pipeline Funding Co. LLC

7.50% (4)	01/15/30	23,907	25,144

Plains All American Pipeline LP/PAA Finance Corp.

4.50%	12/15/26	13,000	12,995

Sabine Pass Liquefaction LLC

4.20%	03/15/28	3,000	2,967

Southern Natural Gas Co. LLC

4.80% (4)	03/15/47	15,000	12,695

TransCanada PipeLines Ltd. (Canada)

4.63%	03/01/34	35,000	33,064

Williams Cos., Inc.

3.50%	10/15/51	15,000	10,278

			168,040

REIT — 7.0%

American Assets Trust LP

3.38%	02/01/31	30,000	26,425

American Homes 4 Rent LP

2.38%	07/15/31	30,000	25,753

American Tower Corp.

2.70%	04/15/31	61,000	53,987

5.55%	07/15/33	20,000	20,442

Americold Realty Operating Partnership LP

5.41%	09/12/34	20,000	19,526

Boston Properties LP

2.55%	04/01/32	10,000	8,239

3.40%	06/21/29	5,000	4,673

Crown Castle, Inc.

3.30%	07/01/30	75,000	68,919

CubeSmart LP

4.38%	02/15/29	15,000	14,726

Digital Realty Trust LP

3.60%	07/01/29	15,000	14,333

DOC Dr. LLC

2.63%	11/01/31	10,000	8,659

Equinix, Inc.

2.50%	05/15/31	45,000	39,291

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

Essex Portfolio LP

2.65%	03/15/32	$5,000	$4,280

5.50%	04/01/34	15,000	15,148

Extra Space Storage LP

2.20%	10/15/30	25,000	21,788

GLP Capital LP/GLP Financing II, Inc.

3.25%	01/15/32	2,000	1,733

4.00%	01/15/30	25,000	23,661

Healthcare Realty Holdings LP

3.63%	01/15/28	30,000	28,981

Host Hotels & Resorts LP

3.50%	09/15/30	30,000	27,503

Hudson Pacific Properties LP

3.95%	11/01/27	10,000	8,844

Invitation Homes Operating Partnership LP

5.50%	08/15/33	25,000	25,172

LXP Industrial Trust

2.38%	10/01/31	15,000	12,521

2.70%	09/15/30	10,000	8,811

NNN REIT, Inc.

5.60%	10/15/33	35,000	35,479

Piedmont Operating Partnership LP

2.75%	04/01/32	30,000	24,241

VICI Properties LP

5.13%	05/15/32	25,000	24,529

Weyerhaeuser Co.

3.38%	03/09/33	10,000	8,835

			576,499

Retail — 0.9%

Home Depot, Inc.

4.95%	06/25/34	50,000	50,178

Lowe’s Cos., Inc.

5.75%	07/01/53	10,000	9,814

McDonald’s Corp.

4.20%	04/01/50	20,000	16,094

			76,086

Semiconductors — 1.3%

Broadcom, Inc.

2.60% (4)	02/15/33	65,000	54,805

Intel Corp.

2.00%	08/12/31	5,000	4,184

3.05%	08/12/51	21,000	12,353

3.25%	11/15/49	5,000	3,136

5.70%	02/10/53	13,000	11,965

Micron Technology, Inc.

2.70%	04/15/32	25,000	21,400

			107,843

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

Software — 2.8%

AppLovin Corp.

5.50%	12/01/34	$25,000	$25,005

Atlassian Corp.

5.50%	05/15/34	20,000	20,326

Cadence Design Systems, Inc.

4.70%	09/10/34	20,000	19,543

Constellation Software, Inc. (Canada)

5.46% (4)	02/16/34	25,000	25,480

Fiserv, Inc.

2.65%	06/01/30	25,000	22,503

Open Text Corp. (Canada)

6.90% (4)	12/01/27	17,000	17,604

Oracle Corp.

3.60%	04/01/50	45,000	31,280

3.95%	03/25/51	47,000	34,527

Synopsys, Inc.

5.15%	04/01/35	20,000	20,113

Take-Two Interactive Software, Inc.

4.00%	04/14/32	15,000	14,040

			230,421

Telecommunications — 4.1%

AT&T, Inc.

3.55%	09/15/55	10,000	6,772

3.80%	12/01/57	28,000	19,671

Cisco Systems, Inc.

5.05%	02/26/34	55,000	55,755

Sprint Capital Corp.

8.75%	03/15/32	25,000	30,079

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15% (4)	09/20/29	75,000	75,359

T-Mobile USA, Inc.

2.55%	02/15/31	148,000	130,499

Vodafone Group PLC (United Kingdom)

4.25%	09/17/50	21,000	16,188

			334,323

Transportation — 1.3%

Burlington Northern Santa Fe LLC

4.05%	06/15/48	15,000	12,108

5.50%	03/15/55	25,000	24,899

CSX Corp.

4.90%	03/15/55	20,000	18,112

Union Pacific Corp.

2.97%	09/16/62	25,000	14,624

5.10%	02/20/35	40,000	40,348

			110,091

Issues	Maturity Date	Principal Amount		Value

Water — 0.1%

Essential Utilities, Inc.

5.30%	05/01/52		$10,000	$9,136

Total Corporate Bonds

(Cost: $7,171,404)				6,749,470

MUNICIPAL BONDS — 1.5%

City of Los Angeles Department of Airports, Revenue Bonds

3.89%	05/15/38		15,000	13,500

County of Miami-Dade Aviation Revenue, Revenue Bonds

3.50%	10/01/31		15,000	14,079

Empire State Development Corp., Revenue Bonds

2.54%	03/15/34		5,000	4,184

2.54%	03/15/34		5,000	4,212

2.59%	03/15/35		20,000	16,397

Maryland Economic Development Corp., Revenue Bonds

5.43%	05/31/56		10,000	9,776

Massachusetts School Building Authority, Series B

2.97%	10/15/32		10,000	9,002

New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds

1.97%	02/01/33		20,000	16,442

3.73%	08/01/29		5,000	4,874

San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds

3.05%	05/01/34		35,000	30,863

Total Municipal Bonds

(Cost: $139,190)				123,329

U.S. TREASURY SECURITIES — 8.8%

U.S. Treasury Bonds

4.63%	02/15/55		554,000	557,679

U.S. Treasury Notes

4.00%	03/31/30		86,000	85,637

4.63%	02/15/35		82,000	84,710

Total U.S. Treasury Securities

(Cost: $719,398)				728,026

Total Fixed Income Securities

(Cost: $8,155,532)				7,659,457

CONVERTIBLE SECURITIES — (0.1% )

CONVERTIBLE CORPORATE BONDS — 0.1%

Commercial Services — 0.1%

Worldline SA (France)

0.00% (5),(6)	07/30/26	EUR	5,000	5,275

Total Convertible Corporate Bonds

(Cost: $5,224)				5,275

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Schedule of Investments (Continued)

Security	Shares	Value

MONEY MARKET INVESTMENTS — 7.2%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.27% (7)	40,985	$40,985

TCW Central Cash Fund, 4.07% (7),(8)	557,982	557,982

Total Money Market Investments

(Cost: $598,967)		598,967

Total Investments (100.2%)

(Cost: $8,759,723)		8,263,699

Liabilities In Excess Of Other Assets (-0.2%)		(20,151)

Net Assets (100.0%)		$8,243,548

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
16	2-Year U.S. Treasury Note Futures	06/30/25	$3,305,926	$3,314,750	$8,824

			$3,305,926	$3,314,750	$8,824

Short Futures
2	10-Year U.S. Treasury Note Futures	06/18/25	$(226,483)	$(228,250)	$(1,767)
5	5-Year U.S. Treasury Note Futures	06/30/25	(539,930)	(540,781)	(851)

			$(766,413)	$(769,031)	$(2,618)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (9)
Citibank N.A.	EUR	4,700	04/11/25	$5,075	$5,084	$9

SELL (10)
Citibank N.A.	EUR	4,700	04/11/25	$4,816	$5,084	$(268)
Citibank N.A.	EUR	4,700	07/11/25	5,102	5,111	(9)

				$9,918	$10,195	$(277)

Notes to the Schedule of Investments:

EUR	Euro Currency.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

March 31, 2025

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at March 31, 2025.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to $1,185,625 or 14.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(5)	Security is not accruing interest.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At March 31, 2025, the value of these securities amounted to $5,275 or 0.1% of net assets.
(7)	Rate disclosed is the 7-day net yield as of March 31, 2025.
(8)	Affiliated issuer.
(9)	Fund buys foreign currency, sells USD.
(10)	Fund sells foreign currency, buys USD.

The summary of the TCW Corporate Bond ETF transactions in the affiliated funds for the year ended March 31, 2025 is as follows:

Name of Affiliated Fund	Value at April 1, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held March 31, 2025	Value at March 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$4,021,291	$3,463,309	557,982	$557,982	$2,286	$—	$—	$—

Total					$557,982	$2,286	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Fair Valuation Summary	March 31, 2025

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$6,749,470	$—	$6,749,470
U.S. Treasury Securities	728,026	—	—	728,026
Municipal Bonds	—	123,329	—	123,329
Asset-Backed Securities	—	—	31,736	31,736
Commercial Mortgage-Backed Securities — Agency	—	19,148	—	19,148
Residential Mortgage-Backed Securities — Agency	—	7,212	—	7,212
Commercial Mortgage-Backed Securities — Non-Agency	—	536	—	536

Total Fixed Income Securities	728,026	6,899,695	31,736	7,659,457

Money Market Investments	598,967	—	—	598,967
Convertible Corporate Bonds	—	5,275	—	5,275

Total Investments	$1,326,993	$6,904,970	$31,736	$8,263,699

Asset Derivatives
Futures Contracts
Interest Rate Risk	8,824	—	—	8,824
Forward Currency Contracts
Foreign Currency Risk	—	9	—	9

Total	$1,335,817	$6,904,979	$31,736	$8,272,532

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(2,618)	$—	$—	$(2,618)
Forward Currency Contracts
Foreign Currency Risk	—	(277)	—	(277)

Total	$(2,618)	$(277)	$—	$(2,895)

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments	March 31, 2025

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 94.1% of Net Assets

ASSET-BACKED SECURITIES — 0.8%

AMMC CLO 18 Ltd. Series 2016-18A, Class BR

6.18% (3 mo. USD Term SOFR + 1.862%) (1),(2)	05/26/31	$915,000	$917,563

AMMC CLO 30 Ltd. Series 2024-30A, Class A1

5.98% (3 mo. USD Term SOFR + 1.680%) (1),(2)	01/15/37	750,000	752,152

Elmwood CLO 15 Ltd. Series 2022-2A, Class A1

5.63% (3 mo. USD Term SOFR + 1.340%) (1),(2)	04/22/35	250,000	250,000

Golub Capital Partners CLO 69M Ltd. Series 2023-69A, Class B1

7.55% (3 mo. USD Term SOFR + 3.250%) (1),(2)	11/09/36	500,000	504,291

Total Asset-Backed Securities

(Cost: $2,393,090)			2,424,006

BANK LOANS — 89.6%

Advertising — 1.1%

Advantage Sales & Marketing, Inc. 2024 Term Loan

8.81% (3 mo. USD Term SOFR + 4.250%) (1)	10/28/27	1,279,086	1,237,337

Neptune Bidco U.S., Inc. 2022 USD Term Loan A

9.14% (3 mo. USD Term SOFR + 4.750%) (1)	04/11/29	564,938	487,349

Planet U.S. Buyer LLC 2024 Term Loan B

7.32% (3 mo. USD Term SOFR + 3.000%) (1)	02/07/31	1,151,182	1,149,622

Red Ventures LLC 2024 Term Loan B

7.07% (1 mo. USD Term SOFR + 2.750%) (1)	03/03/30	231,682	227,820

			3,102,128

Aerospace & Defense — 1.0%

Air Comm Corp. LLC 2024 Term Loan

7.32% (1 mo. USD Term SOFR + 3.000%) (1),(3)	11/21/31	324,961	323,742

Novaria Holdings LLC 2024 Term Loan B

7.82% (1 mo. USD Term SOFR + 3.500%) (1)	06/06/31	948,875	948,875

Issues	Maturity Date	Principal Amount	Value

Aerospace & Defense (Continued)

TransDigm, Inc. 2024 Term Loan I

7.05% (3 mo. USD Term SOFR + 2.750%) (1)	08/24/28	$1,720,737	$1,722,174

			2,994,791

Agriculture — 0.2%

Alltech, Inc. 2025 Term Loan

8.69% (1 mo. USD Term SOFR + 4.250%) (1)	08/13/30	549,604	545,757

Airlines — 0.5%

Air Canada 2024 Term Loan B

6.32% (1 mo. USD Term SOFR + 2.000%) (1)	03/21/31	507,073	502,159

United Airlines, Inc. 2024 1st Lien Term Loan B

6.30% (3 mo. USD Term SOFR + 2.000%) (1)	02/22/31	1,074,078	1,073,117

			1,575,276

Apparel — 0.8%

ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B

6.57% (1 mo. USD Term SOFR + 2.250%) (1)	12/21/28	1,037,000	1,027,465

Crocs, Inc. 2024 Term Loan

6.55% (3 mo. USD Term SOFR + 2.250%) (1)	02/19/29	278,852	280,352

WH Borrower LLC 2025 Term Loan B

9.07% (3 mo. USD Term SOFR + 4.750%) (1)	02/20/32	1,000,000	996,410

			2,304,227

Auto Parts & Equipment — 0.3%

First Brands Group LLC 2021 Term Loan

9.55% (3 mo. USD Term SOFR + 5.000%) (1)	03/30/27	974,031	907,373

Banks — 0.1%

Chrysaor Bidco SARL Delayed Draw Term Loan

0.00% (4)	10/30/31	21,408	21,477

Chrysaor Bidco SARL Term Loan B

0.00% (4)	10/30/31	289,479	290,410

			311,887

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Beverages — 1.6%

Arterra Wines Canada, Inc. 2020 Term Loan

8.06% (3 mo. USD Term SOFR + 3.500%) (1)	11/24/27	$1,019,499	$989,664

Celsius Holdings, Inc. Term Loan

0.00% (4)	03/21/32	750,000	752,344

City Brewing Co. LLC 2024 First Lien Second Out PIK TL

9.56% (3 mo. USD Term SOFR + 5.000%) (1)	04/05/28	4,632	110

Naked Juice LLC 2nd Lien Term Loan

10.40% (3 mo. USD Term SOFR + 6.000%) (1)	01/24/30	600,000	145,749

Naked Juice LLC Term Loan

7.40% (3 mo. USD Term SOFR + 3.000%) (1)	01/24/29	983,692	519,124

Pegasus Bidco BV 2024 Term Loan B

7.57% (3 mo. USD Term SOFR + 3.250%) (1)	07/12/29	1,350,440	1,350,440

Triton Water Holdings, Inc. 2025 Term Loan B

6.55% (3 mo. USD Term SOFR + 2.250%) (1)	03/31/28	997,500	994,622

			4,752,053

Building Materials — 0.2%

PHRG Intermediate LLC 2025 Term Loan B

8.32% (3 mo. USD Term SOFR + 4.000%) (1),(5)	02/20/32	396,226	387,807

Standard Industries, Inc. 2021 Term Loan B

6.07% (1 mo. USD Term SOFR + 1.750%) (1)	09/22/28	163,182	163,307

			551,114

Chemicals — 1.7%

Archroma Finance SARL 2023 USD Term Loan B2A

9.96% (6 mo. USD Term SOFR + 5.500%) (1)	06/30/27	1,184,416	1,172,572

Chemours Co. 2023 USD Term Loan B

7.32% (1 mo. USD Term SOFR + 3.000%) (1)	08/18/28	496,222	495,601

Hexion Holdings Corp. 2024 Term Loan B

8.32% (1 mo. USD Term SOFR + 4.000%) (1)	03/15/29	1,160,492	1,130,859

Issues	Maturity Date	Principal Amount	Value

Chemicals (Continued)

Mativ Holdings, Inc. Delayed Draw Term Loan A

6.92% (1 mo. USD Term SOFR + 2.500%) (1)	05/06/27	$1,112,320	$1,112,320

SCIH Salt Holdings, Inc. 2021 Incremental Term Loan B

7.29% (3 mo. USD Term SOFR + 3.000%) (1)	01/31/29	1,187,977	1,179,810

			5,091,162

Commercial Services — 12.8%

Albion Financing 3 SARL 2025 USD Term Loan B

7.30% (3 mo. USD Term SOFR + 3.000%) (1)	08/16/29	1,536,333	1,539,690

Allied Universal Holdco LLC 2021 USD Incremental Term Loan B

8.17% (1 mo. USD Term SOFR + 3.750%) (1)	05/12/28	389,141	389,172

Amspec Parent LLC 2024 Term Loan

8.55% (3 mo. USD Term SOFR + 4.250%) (1),(6)	12/22/31	1,256,667	1,257,458

Anticimex International AB 2024 Term Loan B6

7.74% (3 mo. USD Term SOFR + 3.400%) (1)	11/16/28	1,504,112	1,503,360

APi Group DE, Inc. 2025 Term Loan

6.07% (1 mo. USD Term SOFR + 1.750%) (1)	01/03/29	955,701	953,675

Archkey Solutions LLC 2024 Term Loan B

9.07% (1 mo. USD Term SOFR + 4.750%) (1),(7)	11/01/31	1,062,580	1,063,244

ASP Dream Acquisition Co. LLC Term Loan B

8.67% (1 mo. USD Term SOFR + 4.250%) (1)	12/15/28	525,000	509,250

Belron Finance 2019 LLC 2024 USD Term Loan B

7.05% (3 mo. USD Term SOFR + 2.750%) (1)	10/16/31	978,026	977,572

Berkeley Research Group LLC Term Loan B

0.00% (4)	03/17/32	480,000	474,674

BIFM U.S. Finance LLC 2024 Incremental Term Loan

8.07% (1 mo. USD Term SOFR + 3.750%) (1)	05/31/28	1,493,631	1,496,125

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Boost Newco Borrower LLC 2025 USD Term Loan B

6.30% (3 mo. USD Term SOFR + 2.000%) (1)	01/31/31	$748,125	$744,153

CCRR Parent, Inc. Term Loan B

8.82% (3 mo. USD Term SOFR + 4.250%) (1)	03/06/28	836,736	373,046

Crisis Prevention Institute, Inc. 2024 Term Loan B

8.30% (3 mo. USD Term SOFR + 4.000%) (1)	04/09/31	1,246,875	1,250,516

Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan

8.05% (3 mo. USD Term SOFR + 3.750%) (1)	07/06/29	1,310,920	1,310,507

Ensemble RCM LLC 2024 Term Loan B

7.29% (3 mo. USD Term SOFR + 3.000%) (1)	08/01/29	998,816	999,031

Fugue Finance BV 2025 Term Loan B

7.50% (6 mo. USD Term SOFR + 3.250%) (1)	01/09/32	1,200,000	1,200,468

Garda World Security Corp. 2025 Term Loan B

7.32% (1 mo. USD Term SOFR + 3.000%) (1)	02/01/29	1,500,000	1,496,565

Holding Socotec SAS 2024 Term Loan B

0.00% (4)	06/30/28	1,248,469	1,250,810

Kelso Industries LLC Delayed Draw Term Loan

0.00% (4)	12/30/29	187,793	187,088

Kelso Industries LLC Term Loan

10.07% (1 mo. USD Term SOFR + 5.750%) (1)	12/30/29	747,777	744,973

KUEHG Corp. 2024 Term Loan

7.55% (3 mo. USD Term SOFR + 3.250%) (1)	06/12/30	741,375	740,796

Learning Care Group U.S. No. 2, Inc. 2024 Term Loan B

8.30% (3 mo. USD Term SOFR + 4.000%) (1)	08/11/28	968,363	962,795

Nuvei Technologies Corp. 2024 Term Loan B1

7.32% (1 mo. USD Term SOFR + 3.000%) (1)	11/17/31	1,042,683	1,037,178

OMNIA Partners LLC 2024 Term Loan B

7.04% (3 mo. USD Term SOFR + 2.750%) (1)	07/25/30	1	1

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Prime Security Services Borrower LLC 2024 1st Lien Term Loan B

6.32% (1 mo. USD Term SOFR + 2.000%) (1)	10/13/30	$623,968	$622,053

Priority Holdings LLC 2024 Term Loan B

9.07% (1 mo. USD Term SOFR + 4.750%) (1)	05/16/31	986,944	988,025

Prometric Holdings, Inc. 2024 Term Loan

9.19% (1 mo. USD Term SOFR + 4.750%) (1)	01/31/28	740,644	745,458

Raven Acquisition Holdings LLC Term Loan B

7.57% (1 mo. USD Term SOFR + 3.250%) (1),(8)	11/19/31	606,667	600,093

Ryan LLC Term Loan

7.82% (1 mo. USD Term SOFR + 3.500%) (1)	11/14/30	1,239,844	1,237,519

Sabert Corp. 2024 Term Loan B

7.44% (1 mo. USD Term SOFR + 3.000%) (1)	12/10/26	1,565,329	1,567,286

Secretariat Advisors LLC 2025 Term Loan B

8.31% (3 mo. USD Term SOFR + 4.000%) (1),(9)	02/24/32	793,309	791,326

Teneo Holdings LLC 2024 Term Loan B

0.00% (4)	03/13/31	1,246,859	1,251,018

Trans Union LLC 2024 Term Loan B8

6.07% (1 mo. USD Term SOFR + 1.750%) (1)	06/24/31	418,942	418,157

Trans Union LLC 2024 Term Loan B9

6.07% (1 mo. USD Term SOFR + 1.750%) (1)	06/24/31	544,469	543,415

TruGreen LP 2020 2nd Lien Term Loan

13.05% (3 mo. USD Term SOFR + 8.500%) (1)	11/02/28	500,000	443,250

TruGreen LP 2020 Term Loan

8.42% (1 mo. USD Term SOFR + 4.000%) (1)	11/02/27	209,307	197,622

TTF Holdings LLC 2024 Term Loan

8.00% (6 mo. USD Term SOFR + 3.750%) (1)	07/18/31	1,147,125	1,129,918

Valvoline, Inc. Term Loan B

0.00% (4)	03/19/32	549,580	549,923

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Veritiv Corp. Term Loan B

8.30% (3 mo. USD Term SOFR + 4.000%) (1)	11/30/30	$1,493,747	$1,487,623

Vistage Worldwide, Inc. Term Loan

8.05% (3 mo. USD Term SOFR + 3.750%) (1)	07/13/29	1,246,803	1,247,844

VT Topco, Inc. 2024 1st Lien Term Loan B

7.30% (3 mo. USD Term SOFR + 3.000%) (1)	08/09/30	663,062	663,477

XPLOR T1 LLC Term Loan B

7.80% (3 mo. USD Term SOFR + 3.500%) (1)	06/24/31	603,719	604,474

			37,550,628

Computers — 4.6%

Access CIG LLC 2023 Term Loan

0.00% (4)	08/18/28	1,223,734	1,225,606

Amentum Government Services Holdings LLC 2024 Term Loan B

6.57% (1 mo. USD Term SOFR + 2.250%) (1)	09/29/31	1,209,543	1,172,125

Clover Holdings 2 LLC Term Loan B

8.29% (3 mo. USD Term SOFR + 4.000%) (1)	12/09/31	918,367	909,758

Idemia Group 2024 Term Loan B5

8.55% (3 mo. USD Term SOFR + 4.250%) (1)	09/30/28	437,577	440,541

Imprivata, Inc. 2024 Term Loan

0.00% (4)	12/01/27	1,508,151	1,510,768

Magenta Buyer LLC 2021 USD 1st Lien Term Loan

9.55% (3 mo. USD Term SOFR + 5.000%) (1)	07/27/28	461,472	149,978

McAfee LLC 2024 1st Lien Term Loan B

0.00% (4)	03/01/29	564,775	540,489

NCR Atleos LLC 2024 Term Loan B

8.05% (3 mo. USD Term SOFR + 3.750%) (1)	04/16/29	1,219,101	1,225,654

Nielsen Consumer, Inc. 2025 USD Term Loan

7.82% (1 mo. USD Term SOFR + 3.500%) (1)	03/06/28	1,421,438	1,418,595

Peraton Corp. 2nd Lien Term Loan B1

12.18% (3 mo. USD Term SOFR + 7.750%) (1)	02/01/29	248,837	188,962

Issues	Maturity Date	Principal Amount	Value

Computers (Continued)

Peraton Corp. Term Loan B

8.17% (1 mo. USD Term SOFR + 3.750%) (1)	02/01/28	$1,557,710	$1,389,890

SMX Group LLC Term Loan

8.80% (3 mo. USD Term SOFR + 4.500%) (1),(5)	02/06/32	1,500,000	1,500,000

Tempo Acquisition LLC 2025 Repriced Term Loan B

6.07% (1 mo. USD Term SOFR + 1.750%) (1)	08/31/28	1,220,480	1,212,474

Twitter, Inc. Term Loan

10.95% (3 mo. USD Term SOFR + 6.500%) (1)	10/26/29	498,725	496,231

			13,381,071

Cosmetics/Personal Care — 0.4%

Opal Bidco SAS Term Loan B

0.00% (4)	04/28/32	1,125,000	1,119,375

Distribution &Wholesale — 1.0%

BCPE Empire Holdings, Inc. 2025 Term Loan B

7.57% (1 mo. USD Term SOFR + 3.250%) (1)	12/11/30	526,579	519,996

Gates Global LLC 2022 Term Loan B4

6.07% (1 mo. USD Term SOFR + 1.750%) (1)	11/16/29	264,643	262,548

Gloves Buyer, Inc. 2025 Term Loan

0.00% (4)	01/17/32	1,188,679	1,146,083

Resideo Funding, Inc. 2024 1st Lien Term Loan B

6.07% (1 mo. USD Term SOFR + 1.750%) (1)	02/11/28	292,778	293,512

Windsor Holdings III LLC 2025 Term Loan B

0.00% (4)	08/01/30	652,283	646,713

			2,868,852

Diversified Financial Services — 3.0%

Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6

6.07% (1 mo. USD Term SOFR + 1.750%) (1)	06/24/30	990,019	990,227

Blackhawk Network Holdings, Inc. 2025 Term Loan B

8.32% (1 mo. USD Term SOFR + 4.000%) (1)	03/12/29	1,492,509	1,488,509

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services (Continued)

Corpay Technologies Operating Co. LLC Term Loan B5

6.07% (1 mo. USD Term SOFR + 1.750%) (1)	04/28/28	$498,750	$498,009

Dechra Pharmaceuticals Holdings Ltd. USD Term Loan B

7.54% (6 mo. USD Term SOFR + 3.250%) (1)	01/27/32	1,529,630	1,528,437

Deerfield Dakota Holding LLC 2020 USD Term Loan B

8.05% (3 mo. USD Term SOFR + 3.750%) (1)	04/09/27	215,150	204,684

Guggenheim Partners LLC 2024 Term Loan B

6.80% (3 mo. USD Term SOFR + 2.500%) (1)	11/26/31	986,875	985,641

Jefferies Finance LLC 2024 Term Loan

7.32% (1 mo. USD Term SOFR + 3.000%) (1)	10/21/31	997,500	996,044

Orion Advisor Solutions, Inc. 2024 Term Loan B

8.04% (3 mo. USD Term SOFR + 3.750%) (1)	09/24/30	844,811	845,741

Setanta Aircraft Leasing DAC 2024 Term Loan B

6.05% (3 mo. USD Term SOFR + 1.750%) (1)	11/05/28	600,833	603,705

Summit Acquisition, Inc. 2024 Term Loan B

8.07% (1 mo. USD Term SOFR + 3.750%) (1)	10/16/31	750,000	750,938

			8,891,935

Electric — 3.2%

Alpha Generation LLC Term Loan B

7.07% (1 mo. USD Term SOFR + 2.750%) (1)	09/30/31	868,131	869,490

Calpine Corp. 2024 Term Loan B10

6.07% (1 mo. USD Term SOFR + 1.750%) (1)	01/31/31	184,576	184,095

Calpine Corp. 2024 Term Loan B5

6.07% (1 mo. USD Term SOFR + 1.750%) (1)	02/15/32	1,214,286	1,211,584

Carroll County Energy LLC 2024 Term Loan B

7.55% (3 mo. USD Term SOFR + 3.250%) (1)	06/30/31	1,069,411	1,070,614

Issues	Maturity Date	Principal Amount	Value

Electric (Continued)

Compass Power Generation LLC 2024 Term Loan B3

8.07% (1 mo. USD Term SOFR + 3.750%) (1)	04/14/29	$1,112,965	$1,116,098

Cornerstone Generation LLC Term Loan B

0.00% (4)	10/28/31	1,250,000	1,251,563

Edgewater Generation LLC 2025 Repriced Term Loan

7.32% (1 mo. USD Term SOFR + 3.000%) (1)	08/01/30	1,421,860	1,423,125

Potomac Energy Center LLC 2025 Term Loan

0.00% (4)	03/14/32	750,000	747,188

Potomac Energy Center LLC Term Loan

10.56% (3 mo. USD Term SOFR + 6.000%) (1)	11/12/26	746,137	746,137

South Field LLC 2025 Term Loan B

7.57% (3 mo. USD Term SOFR + 3.250%) (1)	08/29/31	695,266	695,266

South Field LLC 2025 Term Loan C

7.57% (3 mo. USD Term SOFR + 3.250%) (1)	08/29/31	43,342	43,342

			9,358,502

Electrical Components & Equipment — 0.4%

Pelican Products, Inc. 2021 Term Loan

8.81% (3 mo. USD Term SOFR + 4.250%) (1)	12/29/28	1,338,128	1,233,794

Electronics — 1.1%

II-VI, Inc. 2024 1st Lien Term Loan B

6.32% (1 mo. USD Term SOFR + 2.000%) (1)	07/02/29	1,366,663	1,366,520

LSF12 Crown U.S. Commercial Bidco LLC Term Loan B

8.57% (1 mo. USD Term SOFR + 4.250%) (1)	12/02/31	316,327	311,317

TCP Sunbelt Acquisition Co. 2024 Term Loan B

8.57% (3 mo. USD Term SOFR + 4.250%) (1)	10/24/31	1,500,000	1,498,125

			3,175,962

Energy-Alternate Sources — 1.1%

KAMC Holdings, Inc. 2019 Term Loan

8.57% (3 mo. USD Term SOFR + 4.000%) (1),(5)	08/14/26	1,774,613	1,743,007

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Energy-Alternate Sources (Continued)

Oregon Clean Energy LLC 2024 1st Lien Term Loan B

7.80% (3 mo. USD Term SOFR + 3.500%) (1)	07/12/30	$1,539,844	$1,548,506

			3,291,513

Engineering & Construction — 1.7%

Astrion Group LLC 2024 Term Loan

9.31% (3 mo. USD Term SOFR + 5.000%) (1)	08/15/31	1,401,665	1,398,161

DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan

11.19% (1 mo. USD Term SOFR + 6.750%) (1)	03/30/29	565,000	561,822

DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan

8.19% (1 mo. USD Term SOFR + 3.750%) (1),(10)	03/31/28	803,561	800,881

Legence Holdings LLC 2025 Term Loan B

7.57% (1 mo. USD Term SOFR + 3.250%) (1)	12/18/28	1,125,880	1,118,843

Wrench Group LLC 2019 Term Loan B

8.56% (3 mo. USD Term SOFR + 4.000%) (1)	10/30/28	1,241,666	1,185,791

			5,065,498

Entertainment — 4.2%

Banijay Entertainment SAS 2025 USD Term Loan B3

7.07% (1 mo. USD Term SOFR + 2.750%) (1)	03/01/28	966,597	967,506

Churchill Downs, Inc. 2021 Incremental Term Loan B1

6.07% (1 mo. USD Term SOFR + 1.750%) (1)	03/17/28	498,701	498,701

Delta 2 Lux SARL 2024 Term Loan B1

6.30% (3 mo. USD Term SOFR + 2.000%) (1)	09/30/31	242,137	242,062

Delta 2 Lux SARL 2024 Term Loan B2

0.00% (4)	09/30/31	122,222	122,184

Entain Holdings Gibraltar Ltd. 2021 USD Term Loan B4

6.90% (3 mo. USD Term SOFR + 2.500%) (1)	03/29/27	1,684,375	1,686,927

Issues	Maturity Date	Principal Amount	Value

Entertainment (Continued)

EOC Borrower LLC Term Loan B

0.00% (4)	03/24/32	$1,500,000	$1,499,070

Flutter Financing BV 2024 Term Loan B

6.05% (3 mo. USD Term SOFR + 1.750%) (1)	11/30/30	1,747,960	1,743,276

Great Canadian Gaming Corp. 2024 Term Loan B

9.05% (3 mo. USD Term SOFR + 4.750%) (1)	11/01/29	831,206	821,077

GVC Holdings Gibraltar Ltd. 2024 USD Term Loan B3

7.05% (3 mo. USD Term SOFR + 2.750%) (1)	10/31/29	248,748	249,286

J&J Ventures Gaming LLC 2025 Repriced Term Loan B

7.82% (1 mo. USD Term SOFR + 3.500%) (1)	04/26/30	1,244,997	1,229,435

Light & Wonder International, Inc. 2024 Term Loan B2

6.57% (1 mo. USD Term SOFR + 2.250%) (1)	04/14/29	777,692	776,778

Penn Entertainment, Inc. 2022 Term Loan B

6.82% (1 mo. USD Term SOFR + 2.500%) (1)	05/03/29	972,500	973,050

Showtime Acquisition LLC 2024 1st Lien Term Loan

9.07% (3 mo. USD Term SOFR + 4.750%) (1)	08/13/31	1,393,333	1,401,464

			12,210,816

Environmental Control — 2.1%

Action Environmental Group, Inc. 2023 Term Loan B

8.08% (3 mo. USD Term SOFR + 3.750%) (1)	10/24/30	1,493,861	1,495,728

ERM Emerald U.S., Inc. USD Term Loan B1

7.30% (3 mo. USD Term SOFR + 3.000%) (1)	07/12/28	979,470	977,785

Filtration Group Corp. 2025 USD Term Loan B

7.32% (1 mo. USD Term SOFR + 3.000%) (1)	10/21/28	1,000,855	1,001,251

GFL Environmental, Inc. 2025 Term Loan B

6.82% (3 mo. USD Term SOFR + 2.500%) (1)	02/04/32	703,704	698,426

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

Environmental Control (Continued)

Heritage-Crystal Clean, Inc. Term Loan B

8.30% (3 mo. USD Term SOFR + 4.000%) (1)	10/17/30	$356,889	$357,560

Madison IAQ LLC 2025 Term Loan B

0.00% (4)	03/28/32	740,741	734,722

Reworld Holding Corp. Term Loan B

6.57% (1 mo. USD Term SOFR + 2.250%) (1)	11/30/28	445,992	445,474

Reworld Holding Corp. Term Loan C

6.57% (1 mo. USD Term SOFR + 2.250%) (1)	11/30/28	34,350	34,310

Tidal Waste & Recycling Holdings LLC Term Loan B

7.80% (3 mo. USD Term SOFR + 3.500%) (1)	10/24/31	568,302	569,456

			6,314,712

Food — 3.4%

1440 Food Topco LLC Term Loan B

9.32% (1 mo. USD Term SOFR + 5.000%) (1)	10/31/31	1,404,386	1,356,553

8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan

8.19% (1 mo. USD Term SOFR + 3.750%) (1)	10/01/25	248,674	244,525

8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan

12.19% (1 mo. USD Term SOFR + 7.750%) (1)	10/01/26	870,000	805,703

8th Avenue Food & Provisions, Inc. 2021 Incremental Term Loan

9.19% (1 mo. USD Term SOFR + 4.750%) (1)	10/01/25	247,297	243,381

BCPE North Star U.S. HoldCo 2, Inc. Term Loan

8.44% (1 mo. USD Term SOFR + 4.000%) (1)	06/09/28	1,496,126	1,463,862

Chobani LLC 2025 Repriced Term Loan B

6.82% (1 mo. USD Term SOFR + 2.500%) (1)	10/25/27	709,051	710,086

Simply Good Foods USA, Inc. 2023 Term Loan B

6.32% (1 mo. USD Term SOFR + 2.000%) (1)	03/17/27	997,350	1,003,209

Issues	Maturity Date	Principal Amount	Value

Food (Continued)

Snacking Investments Bidco Pty. Ltd. USD Term Loan

8.30% (3 mo. USD Term SOFR + 4.000%) (1)	12/18/26	$1,324,536	$1,330,126

United Natural Foods, Inc. 2024 Term Loan

9.07% (1 mo. USD Term SOFR + 4.750%) (1)	05/01/31	1,736,875	1,761,842

Upfield BV 2025 USD Term Loan B12

8.07% (3 mo. USD Term SOFR + 3.750%) (1)	01/03/28	1,074,520	1,070,491

			9,989,778

Food Service — 0.3%

Aramark Services, Inc. 2024 Term Loan B7

6.32% (1 mo. USD Term SOFR + 2.000%) (1)	04/06/28	1,000,000	1,001,565

Forest Products & Paper — 0.3%

Glatfelter Corp. Term Loan B

8.56% (3 mo. USD Term SOFR + 4.250%) (1)	11/04/31	940,236	938,473

Hand/Machine Tools — 0.3%

Madison Safety & Flow LLC 2025 Term Loan B

7.07% (1 mo. USD Term SOFR + 2.750%) (1)	09/26/31	987,000	986,536

Health Care-Products — 0.7%

Bausch & Lomb Corp. 2023 Incremental Term Loan

8.32% (1 mo. USD Term SOFR + 4.000%) (1)	09/29/28	236,946	236,651

Bausch & Lomb Corp. Term Loan

7.67% (1 mo. USD Term SOFR + 3.250%) (1)	05/10/27	748,578	746,887

NSM Top Holdings Corp. 2024 Term Loan

9.65% (3 mo. USD Term SOFR + 5.250%) (1)	05/14/29	932,813	939,808

			1,923,346

Health Care-Services — 4.7%

ADMI Corp. 2023 Term Loan B5

10.07% (1 mo. USD Term SOFR + 5.750%) (1)	12/23/27	1,509,783	1,518,276

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)

Certara LP 2024 Term Loan B

7.30% (3 mo. USD Term SOFR + 3.000%) (1)	06/26/31	$574,402	$575,120

Charlotte Buyer, Inc. 2025 Repriced Term Loan B

8.57% (1 mo. USD Term SOFR + 4.250%) (1)	02/11/28	1,395,691	1,389,467

Concentra Health Services, Inc. 2025 Repriced Term Loan B

6.32% (1 mo. USD Term SOFR + 2.000%) (1)	07/26/31	799,042	799,042

Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B

8.54% (3 mo. USD Term SOFR + 4.250%) (1)	03/30/29	889,213	837,448

Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B

9.79% (3 mo. USD Term SOFR + 5.500%) (1)	03/30/29	198,000	188,905

Heartland Dental LLC 2024 Term Loan

8.82% (1 mo. USD Term SOFR + 4.500%) (1)	04/28/28	967,043	967,149

Help At Home, Inc. 2024 Term Loan B

9.32% (1 mo. USD Term SOFR + 5.000%) (1)	09/24/31	1,264,179	1,204,130

Inception Holdco SARL 2025 USD Term Loan B

8.05% (3 mo. USD Term SOFR + 3.750%) (1)	04/18/31	1,376,708	1,380,797

Loire Finco Luxembourg SARL 2025 Term Loan B

0.00% (4)	01/31/30	447,368	446,881

Modivcare, Inc. 2024 Term Loan B

4.30% (3 mo. USD Term SOFR + 4.750%) (1)	07/01/31	746,856	558,894

Modivcare, Inc. 2025 Incremental Term Loan

12.79% (3 mo. USD Term SOFR + 8.500%) (1)	01/09/26	255,749	218,665

NAPA Management Services Corp. Term Loan B

9.67% (1 mo. USD Term SOFR + 5.250%) (1)	02/23/29	1,550,193	1,434,478

Parexel International Corp. 2025 Term Loan B

6.82% (1 mo. USD Term SOFR + 2.500%) (1)	11/15/28	718,948	718,186

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)

Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan

9.80% (3 mo. USD Term SOFR + 5.500%) (1)	06/20/28	$1,116,653	$1,133,403

U.S. Renal Care, Inc. 2023 Superpriority Term Loan

9.44% (1 mo. USD Term SOFR + 5.000%) (1)	06/20/28	181,542	169,779

Wellpath Holdings, Inc. 2024 New Money Delayed Draw Term Loan

11.55% (3 mo. USD Term SOFR + 7.250%) (1)	06/09/25	178,839	181,521

			13,722,141

Holding Companies — Diversified — 0.2%

Emerald X, Inc. 2025 Term Loan B

8.07% (1 mo. USD Term SOFR + 3.750%) (1)	01/30/32	500,000	500,000

Insurance — 1.8%

Acrisure LLC 2024 1st Lien Term Loan B1

7.07% (1 mo. USD Term SOFR + 2.750%) (1)	02/15/27	1,418,820	1,416,798

AmWINS Group, Inc. 2025 Term Loan B

6.57% (1 mo. USD Term SOFR + 2.250%) (1)	01/30/32	997,500	990,722

Asurion LLC 2020 Term Loan B8

7.69% (1 mo. USD Term SOFR + 3.250%) (1)	12/23/26	748,377	747,763

Asurion LLC 2021 Term Loan B9

7.69% (1 mo. USD Term SOFR + 3.250%) (1)	07/31/27	316,298	314,224

Asurion LLC 2022 Term Loan B10

8.42% (1 mo. USD Term SOFR + 4.000%) (1)	08/19/28	750,012	743,397

Goosehead Insurance Holdings LLC Term Loan B

7.82% (1 mo. USD Term SOFR + 3.500%) (1)	01/08/32	413,793	415,345

Sedgwick Claims Management Services, Inc. 2023 Term Loan B

7.31% (3 mo. USD Term SOFR + 3.000%) (1)	07/31/31	723,188	721,662

			5,349,911

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

Internet — 5.3%

Barracuda Networks, Inc. 2022 Term Loan

8.79% (3 mo. USD Term SOFR + 4.500%) (1)	08/15/29	$1,515,724	$1,319,438

BEP Intermediate Holdco LLC Replacement Term Loan

7.57% (1 mo. USD Term SOFR + 3.250%) (1)	04/25/31	738,614	740,461

Delivery Hero SE 2024 USD Term Loan B

9.31% (3 mo. USD Term SOFR + 5.000%) (1)	12/12/29	1,786,034	1,791,990

Getty Images, Inc. 2025 USD Term Loan B

11.25%	02/21/30	1,000,000	996,250

Go Daddy Operating Co. LLC 2024 Term Loan B8

6.07% (1 mo. USD Term SOFR + 1.750%) (1)	11/09/29	621,251	618,950

Hoya Midco LLC 2025 Term Loan B

6.55% (3 mo. USD Term SOFR + 2.250%) (1)	02/03/29	1,430,000	1,412,125

Magnite, Inc. 2025 Repriced Term Loan B

7.32% (3 mo. USD Term SOFR + 3.000%) (1)	02/06/31	1,875,328	1,874,549

MH Sub I LLC 2023 Term Loan

8.57% (1 mo. USD Term SOFR + 4.250%) (1)	05/03/28	877,583	835,902

MH Sub I LLC 2024 Term Loan B4

8.57% (1 mo. USD Term SOFR + 4.250%) (1)	12/31/31	249,473	229,862

Polaris Purchaser, Inc. 2025 Term Loan B

7.80% (1 mo. USD Term SOFR + 3.500%) (1)	03/03/31	1,086,992	1,086,992

Proofpoint, Inc. 2024 Term Loan

7.32% (1 mo. USD Term SOFR + 3.000%) (1)	08/31/28	997,481	995,456

PUG LLC 2024 Extended Term Loan B

9.07% (1 mo. USD Term SOFR + 4.750%) (1)	03/15/30	409,832	408,808

Research Now Group, Inc. 2024 First Lien First Out Term Loan

9.58% (3 mo. USD Term SOFR + 5.000%) (1)	07/15/28	1,270,275	1,273,292

Issues	Maturity Date	Principal Amount	Value

Internet (Continued)

TripAdvisor, Inc. Term Loan

7.05% (3 mo. USD Term SOFR + 2.750%) (1)	07/08/31	$722,930	$713,394

WatchGuard Technologies, Inc. Term Loan

9.57% (1 mo. USD Term SOFR + 5.250%) (1)	07/02/29	1,227,078	1,219,869

			15,517,338

Investment Companies — 1.0%

FinCo I LLC 2024 Term Loan B

6.57% (1 mo. USD Term SOFR + 2.250%) (1)	06/27/29	734,286	736,529

HDI Aerospace Intermediate Holding III Corp. Term Loan B

8.82% (1 mo. USD Term SOFR + 4.500%) (1)	02/11/32	833,333	830,209

Intrado Corp. 2023 Term Loan B

7.80% (3 mo. USD Term SOFR + 3.500%) (1)	01/31/30	732,544	722,775

Nvent Electric PLC Term Loan B

7.82% (1 mo. USD Term SOFR + 3.500%) (1)	01/30/32	700,000	700,728

			2,990,241

Iron & Steel — 0.2%

TMS International Corp. 2025 Term Loan B

7.82% (1 mo. USD Term SOFR + 3.500%) (1)	03/02/30	681,219	680,367

Leisure Time — 1.7%

Alterra Mountain Co. 2024 Term Loan B

7.07% (1 mo. USD Term SOFR + 2.750%) (1)	08/17/28	995,006	995,006

Alterra Mountain Co. 2024 Term Loan B7

7.32% (1 mo. USD Term SOFR + 3.000%) (1)	05/31/30	464,724	465,886

Arcis Golf LLC 2025 Term Loan B

7.07% (1 mo. USD Term SOFR + 2.750%) (1)	11/24/28	1,625,150	1,623,371

City Football Group Ltd. 2024 Term Loan

7.94% (1 mo. USD Term SOFR + 3.500%) (1)	07/22/30	2	2

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Leisure Time (Continued)

Lakeland Tours LLC 2020 HoldCo Term Loan

8.00% (5)	09/25/27	$677,334	$33,867

LC AHAB U.S. Bidco LLC Term Loan B

7.32% (1 mo. USD Term SOFR + 3.000%) (1)	05/01/31	331,667	329,594

MajorDrive Holdings IV LLC Term Loan B

0.00% (4)	06/01/28	908,574	826,925

Sabre GLBL, Inc. 2021 Term Loan B1

7.94% (1 mo. USD Term SOFR + 3.500%) (1)	12/17/27	115,193	111,305

Sabre GLBL, Inc. 2021 Term Loan B2

7.94% (1 mo. USD Term SOFR + 3.500%) (1)	12/17/27	134,436	129,899

Sabre GLBL, Inc. 2022 Term Loan B

8.67% (1 mo. USD Term SOFR + 4.250%) (1)	06/30/28	364,746	354,564

Sabre GLBL, Inc. 2024 Term Loan B1

10.42% (1 mo. USD Term SOFR + 6.000%) (1)	11/15/29	121,905	119,670

			4,990,089

Machinery-Construction & Mining — 0.3%

WEC U.S. Holdings Ltd. 2024 Term Loan

6.57% (1 mo. USD Term SOFR + 2.250%) (1)	01/27/31	748,120	742,184

Machinery-Diversified — 1.5%

Arcline FM Holdings LLC 2024 Term Loan

9.05% (3 mo. USD Term SOFR + 4.500%) (1)	06/23/28	1,445,358	1,441,021

Pro Mach Group, Inc. 2024 1st Lien Term Loan B

7.07% (1 mo. USD Term SOFR + 2.750%) (1)	08/31/28	384,211	383,631

SPX Flow, Inc. 2024 1st Lien Term Loan B

7.32% (1 mo. USD Term SOFR + 3.000%) (1)	04/05/29	1,172,576	1,171,749

TK Elevator U.S. Newco, Inc. USD Term Loan B

7.74% (6 mo. USD Term SOFR + 3.500%) (1)	04/30/30	657,327	656,384

Victory Buyer LLC Term Loan

8.19% (1 mo. USD Term SOFR + 3.750%) (1)	11/19/28	689,548	670,955

			4,323,740

Issues	Maturity Date	Principal Amount	Value

Media — 1.0%

CSC Holdings LLC 2019 Term Loan B5

9.00% (3 mo. USD Term SOFR + 1.500%) (1)	04/15/27	$866,622	$816,636

NEP Group, Inc. 2023 Incremental Term Loan B

8.57% (3 mo. USD Term SOFR + 4.000%) (1),(11)	08/19/26	503,968	470,328

NEP Group, Inc. 2023 Term Loan B

7.82% (3 mo. USD Term SOFR + 3.250%) (1),(11)	08/19/26	992,411	925,919

NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan

11.57% (3 mo. USD Term SOFR + 7.000%) (1)	10/19/26	440,000	337,700

United Talent Agency LLC 2024 Term Loan B

8.07% (1 mo. USD Term SOFR + 3.750%) (1)	07/07/28	479,981	481,781

			3,032,364

Metal Fabricate & Hardware — 0.5%

AZZ, Inc. Term Loan B

6.82% (1 mo. USD Term SOFR + 2.500%) (1)	05/13/29	1,359,551	1,363,629

Mining — 0.3%

American Rock Salt Co. LLC 2024 First Out Delayed Draw Term Loan

11.44% (1 mo. USD Term SOFR + 7.000%) (1),(12)	06/09/28	87,839	88,717

American Rock Salt Co. LLC 2024 First Out Term Loan

11.44% (1 mo. USD Term SOFR + 7.000%) (1)	06/09/28	330,716	334,023

Novelis Corp. 2025 Term Loan B

6.29% (3 mo. USD Term SOFR + 2.000%) (1)	03/11/32	488,372	488,475

			911,215

Miscellaneous Manufacturers — 0.5%

Rohm Holding GmbH USD Term Loan B

9.83% (3 mo. USD Term SOFR + 5.500%) (1)	07/31/26	1,344,987	1,338,263

Office/Business Equipment — 0.5%

Xerox Holdings Corp. 2023 Term Loan B

8.30% (3 mo. USD Term SOFR + 4.000%) (1)	11/17/29	1,518,111	1,451,694

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

Oil & Gas — 0.4%

Apro LLC 2024 Term Loan B

8.05% (3 mo. USD Term SOFR + 3.750%) (1)	07/09/31	$705,415	$704,096

Pasadena Performance Products LLC Term Loan B

7.81% (3 mo. USD Term SOFR + 3.500%) (1)	03/01/32	603,448	603,828

			1,307,924

Oil & Gas Services — 0.3%

ChampionX Corp. 2022 Term Loan B2

7.17% (1 mo. USD Term SOFR + 2.750%) (1)	06/07/29	492,500	493,177

MRC Global U.S., Inc. 2024 Term Loan B

7.75% (6 mo. USD Term SOFR + 3.500%) (1)	10/24/31	400,000	401,000

			894,177

Packaging & Containers — 1.9%

Balcan Innovations, Inc. Term Loan B

9.04% (3 mo. USD Term SOFR + 4.750%) (1)	10/10/31	1,500,000	1,498,125

Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B

0.00% (4)	03/26/32	336,449	334,977

Graham Packaging Co., Inc. 2024 Term Loan B

6.82% (1 mo. USD Term SOFR + 2.500%) (1)	08/04/27	1,197,642	1,197,642

Pactiv Evergreen Group Holdings, Inc. 2024 Term Loan B4

6.82% (1 mo. USD Term SOFR + 2.500%) (1)	09/24/28	1,144,544	1,144,103

Plaze, Inc. 2020 Incremental Term Loan

8.19% (1 mo. USD Term SOFR + 3.750%) (1)	08/03/26	1,442,562	1,366,308

Pretium Packaging LLC First Out Term Loan A

8.32% (3 mo. USD Term SOFR + 3.750%) (1)	10/02/28	1,131	1,154

			5,542,309

Pharmaceuticals — 3.5%

Curium Bidco SARL 2024 Term Loan B

7.80% (3 mo. USD Term SOFR + 3.500%) (1)	07/31/29	1,235,062	1,235,062

Issues	Maturity Date	Principal Amount	Value

Pharmaceuticals (Continued)

Gainwell Acquisition Corp. Term Loan B

8.40% (3 mo. USD Term SOFR + 4.000%) (1)	10/01/27	$533,607	$501,932

IVC Acquisition Ltd. 2025 USD Repriced Term Loan B

8.05% (3 mo. USD Term SOFR + 3.750%) (1)	12/12/28	1,309,710	1,311,963

Jazz Financing Lux SARL 2024 1st Lien Term Loan B

6.57% (1 mo. USD Term SOFR + 2.250%) (1)	05/05/28	746,930	747,490

LSCS Holdings, Inc. 2025 Term Loan

8.80% (3 mo. USD Term SOFR + 4.500%) (1)	03/04/32	1,309,983	1,309,577

Option Care Health, Inc. 2021 Term Loan B

6.69% (1 mo. USD Term SOFR + 2.250%) (1)	10/27/28	538,120	541,012

Organon & Co. 2024 USD Term Loan

6.57% (1 mo. USD Term SOFR + 2.250%) (1)	05/19/31	495,161	488,972

Perrigo Investments LLC 2024 Term Loan B

6.31% (3 mo. USD Term SOFR + 2.000%) (1)	04/20/29	1,291,276	1,291,276

RxBenefits, Inc. 2020 Term Loan

8.94% (1 mo. USD Term SOFR + 4.500%) (1)	12/20/27	241,719	237,489

RxBenefits, Inc. 2023 Incremental Term Loan

9.57% (1 mo. USD Term SOFR + 5.250%) (1)	12/20/27	505,147	500,095

Southern Veterinary Partners LLC 2024 1st Lien Term Loan

7.57% (1 mo. USD Term SOFR + 3.250%) (1)	12/04/31	1,530,612	1,528,156

Vizient, Inc. 2024 Term Loan B

6.07% (1 mo. USD Term SOFR + 1.750%) (1)	08/01/31	712,159	712,975

			10,405,999

Pipelines — 0.9%

ITT Holdings LLC 2024 Term Loan B

7.07% (1 mo. USD Term SOFR + 2.750%) (1)	10/11/30	1,006,977	1,008,865

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Pipelines (Continued)

M6 ETX Holdings II Midco LLC 2025 Term Loan B

0.00% (4)	04/01/32	$223,684	$223,475

NGP XI Midstream Holdings LLC 2025 Term Loan B

7.83% (3 mo. USD Term SOFR + 3.500%) (1)	07/25/31	922,688	920,381

WaterBridge Midstream Operating LLC 2024 Term Loan B

8.31% (3 mo. USD Term SOFR + 4.000%) (1)	05/10/29	464,333	466,439

			2,619,160

Real Estate — 0.0%

Avison Young Canada, Inc. 2024 Second Out Term Loan

6.06% (3 mo. USD Term SOFR + 1.500%) (1)	03/12/29	15,860	12,757

REIT — 0.8%

Iron Mountain, Inc. 2023 Term Loan B

6.32% (1 mo. USD Term SOFR + 2.000%) (1)	01/31/31	535,767	533,591

OEG Borrower LLC 2024 Term Loan B

7.80% (3 mo. USD Term SOFR + 3.500%) (1)	06/30/31	1,028,167	1,029,452

SBA Senior Finance II LLC 2024 Term Loan B

6.08% (1 mo. USD Term SOFR + 1.750%) (1)	01/25/31	746,231	746,388

			2,309,431

Retail — 3.0%

BJ’s Wholesale Club, Inc. 2023 Term Loan B

6.06% (1 mo. USD Term SOFR + 1.750%) (1)	02/03/29	1,000,000	1,008,755

BW Gas & Convenience Holdings LLC 2021 Term Loan B

0.00% (4)	03/31/28	250,000	248,646

Dave & Buster’s, Inc. 2024 1st Lien Term Loan B

7.57% (1 mo. USD Term SOFR + 3.250%) (1)	11/01/31	723,304	634,250

Great Outdoors Group LLC 2025 Term Loan B

7.57% (1 mo. USD Term SOFR + 3.250%) (1)	01/23/32	622,967	622,422

Issues	Maturity Date	Principal Amount	Value

Retail (Continued)

K-Mac Holdings Corp. 2025 Term Loan

7.82% (1 mo. USD Term SOFR + 3.500%) (1)	07/21/28	$1,129,603	$1,132,545

KFC Holding Co. 2021 Term Loan B

6.18% (1 mo. USD Term SOFR + 1.750%) (1)	03/15/28	1,217,622	1,221,884

Michaels Cos., Inc. 2021 Term Loan B

8.81% (3 mo. USD Term SOFR + 4.250%) (1)	04/17/28	147,182	109,702

Pacific Bells LLC 2024 Repriced Term Loan B

8.56% (3 mo. USD Term SOFR + 4.000%) (1)	11/13/28	981,895	981,693

Peer Holding III BV 2025 USD Term Loan B4B

6.80% (3 mo. USD Term SOFR + 2.500%) (1)	10/28/30	1,764,347	1,764,629

Tacala LLC 2024 Term Loan B

7.82% (1 mo. USD Term SOFR + 3.500%) (1)	01/31/31	990,025	991,030

			8,715,556

Semiconductors — 0.2%

Ultra Clean Holdings, Inc. 2024 1st Lien Term Loan B

0.00% (4)	02/25/28	650,259	652,154

Software — 9.1%

AQA Acquisition Holding, Inc. 2024 Term Loan

8.29% (3 mo. USD Term SOFR + 4.000%) (1)	03/03/28	250,000	249,375

Avison Young Canada, Inc. 2024 Third Out Term Loan

6.08% (3 mo. USD Term SOFR + 1.500%) (1),(5)	03/12/29	166,158	93,464

Boxer Parent Co., Inc. 2025 USD Term Loan B

7.29% (3 mo. USD Term SOFR + 3.000%) (1)	07/30/31	245,000	241,082

Cast & Crew Payroll LLC 2021 Incremental Term Loan

8.07% (1 mo. USD Term SOFR + 3.750%) (1)	12/29/28	1,153,772	1,114,273

Castle U.S. Holding Corp. USD Term Loan B

8.32% (3 mo. USD Term SOFR + 3.750%) (1)	01/29/27	958,333	595,139

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

Software (Continued)

Clearwater Analytics LLC 2025 Term Loan B

0.00% (4)	02/07/32	$1,350,000	$1,346,625

Cloud Software Group, Inc. 2024 1st Lien Term Loan B

7.80% (3 mo. USD Term SOFR + 3.500%) (1)	03/30/29	935,424	927,982

Cloud Software Group, Inc. 2024 USD Term Loan

8.05% (3 mo. USD Term SOFR + 3.750%) (1)	03/21/31	517,458	513,117

Cotiviti Corp. 2025 Incremental Term Loan

0.00% (4)	02/13/32	975,000	954,281

DTI Holdco, Inc. 2025 Term Loan B

8.32% (1 mo. USD Term SOFR + 4.000%) (1)	04/26/29	1,725,354	1,713,708

EagleView Technology Corp. 2018 Add On Term Loan B

10.82% (3 mo. USD Term SOFR + 3.500%) (1)	08/14/25	2,361,551	2,305,677

Ellucian Holdings, Inc. 2024 1st Lien Term Loan B

7.32% (1 mo. USD Term SOFR + 3.000%) (1)	10/09/29	480,387	480,173

EP Purchaser LLC 2023 Term Loan B

9.06% (3 mo. USD Term SOFR + 4.500%) (1)	11/06/28	281,582	282,638

Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B

6.82% (1 mo. USD Term SOFR + 2.500%) (1)	01/30/32	950,000	941,179

IGT Holding IV AB 2025 Term Loan B5

0.00% (4)	08/29/31	244,898	245,510

Maverick Bidco, Inc. 2021 Term Loan

0.00% (4)	05/18/28	1,250,000	1,251,819

Maverick Bidco, Inc. 2023 Incremental Term Loan

0.00% (4)	05/18/28	1,250,000	1,254,300

Modena Buyer LLC Term Loan

0.00% (4)	07/01/31	250,000	242,630

Open Text Corp. 2023 Term Loan B

6.07% (1 mo. USD Term SOFR + 1.750%) (1)	01/31/30	1,082,856	1,081,562

Planview Parent, Inc. 2024 1st Lien Term Loan

7.80% (3 mo. USD Term SOFR + 3.500%) (1)	12/17/27	1,494,380	1,481,304

Issues	Maturity Date	Principal Amount	Value

Software (Continued)

Playtika Holding Corp. 2021 Term Loan B1

7.19% (1 mo. USD Term SOFR + 2.750%) (1)	03/13/28	$936,023	$927,955

Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B

0.00% (4)	10/28/30	1,250,000	1,248,694

PushPay USA, Inc. 2025 Term Loan

8.30% (3 mo. USD Term SOFR + 4.000%) (1)	08/16/31	1,345,200	1,348,563

Quartz Acquireco LLC 2025 Term Loan B

6.55% (3 mo. USD Term SOFR + 2.250%) (1)	06/28/30	1,449,266	1,442,020

Renaissance Holding Corp. 2024 1st Lien Term Loan

8.32% (1 mo. USD Term SOFR + 4.000%) (1)	04/05/30	1,181,320	1,161,391

SolarWinds Holdings, Inc. 2025 Term Loan

0.00% (4)	03/12/32	1,125,000	1,094,068

SS&C Technologies, Inc. 2024 Term Loan B8

6.32% (1 mo. USD Term SOFR + 2.000%) (1)	05/09/31	630,618	630,776

Surf Holdings LLC 2025 Incremental Term Loan

7.94% (1 mo. USD Term SOFR + 3.500%) (1)	03/05/27	1,248,692	1,250,365

Waystar Technologies, Inc. 2024 1st Lien Term Loan B

6.57% (1 mo. USD Term SOFR + 2.250%) (1)	10/22/29	267,979	267,310

			26,686,980

Telecommunications — 1.9%

Altice Financing SA 2022 USD Term Loan

9.30% (3 mo. USD Term SOFR + 5.000%) (1)	10/31/27	919,442	756,241

Altice France SA 2023 USD Term Loan B14

9.80% (3 mo. USD Term SOFR + 5.500%) (1)	08/15/28	174,792	157,116

CCI Buyer, Inc. Term Loan

8.30% (3 mo. USD Term SOFR + 4.000%) (1)	12/17/27	1,326,022	1,328,415

Cyxtera DC Holdings, Inc. Term Loan B

0.00% (5)	01/16/26	292,034	—

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Telecommunications (Continued)

Frontier Communications Corp. 2025 Term Loan B

6.79% (6 mo. USD Term SOFR + 2.500%) (1)	07/01/31	$1,246,875	$1,247,268

MasOrange Finco PLC 2024 Term Loan B4

0.00% (4)	03/25/31	1,020,550	1,020,550

Zayo Group Holdings, Inc. USD Term Loan

7.44% (1 mo. USD Term SOFR + 3.000%) (1)	03/09/27	1,147,175	1,070,567

			5,580,157

Total Bank Loans

(Cost: $266,233,077)			263,077,904

CORPORATE BONDS — 3.2%

Aerospace/Defense — 0.2%

Boeing Co.

6.30%	05/01/29	500,000	524,185

Commercial Services — 0.2%

Block, Inc.

6.50% (2)	05/15/32	500,000	506,075

OT Midco Ltd.

10.00% (2)	02/15/30	239,000	206,616

			712,691

Electric — 0.3%

Alpha Generation LLC

6.75% (2)	10/15/32	1,000,000	1,001,640

Entertainment — 0.2%

WMG Acquisition Corp.

3.88% (2)	07/15/30	500,000	463,465

Environmental Control — 0.2%

Waste Pro USA, Inc.

7.00% (2)	02/01/33	500,000	503,900

Health Care-Services — 0.2%

UnitedHealth Group, Inc.

4.50%	04/15/33	500,000	483,795

Household Products/Wares — 0.0%

Spectrum Brands, Inc.

3.88% (2)	03/15/31	141,000	120,578

Internet — 0.2%

Uber Technologies, Inc.

4.80%	09/15/34	750,000	730,432

Media — 0.1%

VZ Secured Financing BV (Netherlands)

5.00% (2)	01/15/32	500,000	435,225

Issues	Maturity Date	Principal Amount		Value

Packaging & Containers — 0.2%

Berry Global, Inc.

5.65%	01/15/34		$500,000	$506,580

Pharmaceuticals — 0.5%

Bayer U.S. Finance II LLC (Germany)

6.50% (2)	11/21/33		500,000	524,905

Bristol-Myers Squibb Co.

5.20%	02/22/34		500,000	508,980

Grifols SA (Spain)

4.75% (2)	10/15/28		50,000	46,226

Johnson & Johnson

3.05%	02/26/33	EUR	250,000	267,230

				1,347,341

REIT — 0.2%

Hudson Pacific Properties LP

3.95%	11/01/27		500,000	442,215

Retail — 0.2%

1011778 BC ULC/New Red Finance, Inc. (Canada)

3.50% (2)	02/15/29		500,000	463,175

Ferrellgas LP/Ferrellgas Finance Corp.

5.38% (2)	04/01/26		200,000	198,226

				661,401

Software — 0.5%

Constellation Software, Inc. (Canada)

5.46% (2)	02/16/34		1,000,000	1,019,210

Open Text Corp. (Canada)

6.90% (2)	12/01/27		500,000	517,750

				1,536,960

Total Corporate Bonds

(Cost: $9,355,385)				9,470,408

U.S. TREASURY SECURITIES — 0.5%

U.S. Treasury Notes

4.00%	03/31/30		1,420,000	1,422,829

Total U.S. Treasury Securities

(Cost: $1,416,970)				1,422,829

Total Fixed Income Securities

(Cost: $279,398,522)				276,395,147

Issues		Shares		Value

COMMON STOCK — 0.1%

Real Estate — 0.0%

Avison Young Canada, Inc.(5),(13)			370	20

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

March 31, 2025

Issues	Shares	Value

Telecommunications — 0.1%

Intelsat SA (5)	9,683	$357,671

Total Common Stock

(Cost: $324,132)		357,691

PREFERRED STOCK — 0.1%

Real Estate — 0.1%

Avison Young Canada, Inc. (5),(13)	1,054,697	316,409

Total Preferred Stock

(Cost: $697,797)		316,409

WARRANTS — 0.0%

Cineworld Group PLC (5),(13)	229,579	3

Total Warrants

(Cost: $—)		3

Security	Shares	Value

MONEY MARKET INVESTMENTS — 9.1%

TCW Central Cash Fund, 4.07% (14),(15)	26,609,139	$26,609,139

Total Money Market Investments

(Cost: $26,609,139)		26,609,139

Total Investments (103.4%)

(Cost: $307,029,590)		303,678,389

Net Unrealized Appreciation/depreciation On Unfunded Commitments (0.0%)		1,638

Liabilities In Excess Of Other Assets (-3.4%)		(9,912,032)

Net Assets (100.0%)		$293,767,995

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Short Futures
3	Euro-Bobl Future	06/6/25	$(381,013)	$(382,099)	$(1,086)
2	Euro-Bund Future	06/6/25	(278,368)	(278,608)	(240)

			$(659,381)	$(660,707)	$(1,326)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (16)
Bank Of America	EUR	252,000	04/11/25	$272,437	$272,617	$180
Citibank N.A.	EUR	96,000	04/11/25	100,057	103,854	3,797
Bank Of New York	EUR	868,000	04/11/25	905,748	939,013	33,265

				$1,278,242	$1,315,484	$37,242

SELL (17)
Goldman Sachs & Co.	EUR	249,000	04/11/25	$260,190	$269,371	$(9,181)
Citibank N.A.	EUR	61,000	04/11/25	63,629	65,991	(2,362)
Bank Of America	EUR	906,000	04/11/25	928,423	980,122	(51,699)
Bank Of America	EUR	252,000	07/11/25	273,859	274,026	(167)

				$1,526,101	$1,589,510	$(63,409)

Notes to the Schedule of Investments:

CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at March 31, 2025.

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Continued)

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to $8,430,997 or 2.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $27,080, at an interest rate of 7.32% and a maturity of December 11, 2031. The investment is accruing an unused commitment fee of 3.00% per annum.
(4)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $193,333, at an interest rate of 8.55% and a maturity of December 22, 2031. The investment is accruing an unused commitment fee of 1.00% per annum.
(7)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $122,605, at an interest rate of 9.07% and a maturity of November 1, 2031. The investment is accruing an unused commitment fee of 4.75% per annum.
(8)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $43,333, at an interest rate of 7.57% and a maturity of November 19, 2031. The investment is accruing an unused commitment fee of 4.32% per annum.
(9)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $95,579, at an interest rate of 8.31% and a maturity of February 28, 2032. The investment is accruing an unused commitment fee of 4.30% per annum.
(10)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $26,041, at an interest rate of 8.19% and a maturity of March 31, 2028. The investment is accruing an unused commitment fee of 4.32% per annum.
(11)	Payment in kind.
(12)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $263,973, at an interest rate of 11.44% and a maturity of June 9, 2028. The investment is accruing an unused commitment fee of 7.00% per annum.
(13)	Non-income producing security.
(14)	Rate disclosed is the 7-day net yield as of March 31, 2025.
(15)	Affiliated issuer.
(16)	Fund buys foreign currency, sells USD.
(17)	Fund sells foreign currency, buys USD.

The summary of the TCW Senior Loan ETF transactions in the affiliated funds for the year ended March 31, 2025 is as follows:

Name of Affiliated Fund	Value at April 1, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held March 31, 2025	Value at March 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$77,509,139	$50,900,000	26,609,139	$26,609,139	$289,771	$—	$—	$—

Total					$26,609,139	$289,771	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Fair Valuation Summary	March 31, 2025

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans	$920,381	$258,399,378	$3,758,145	$263,077,904
Corporate Bonds	—	9,470,408	—	9,470,408
Asset-Backed Securities	—	2,424,006	—	2,424,006
U.S. Treasury Securities	1,422,829	—	—	1,422,829

Total Fixed Income Securities	2,343,210	270,293,792	3,758,145	276,395,147

Money Market Investments	26,609,139	—	—	26,609,139
Common Stock	—	—	357,691	357,691
Preferred Stock	—	—	316,409	316,409
Warrants	—	—	3	3
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	1,638	—	1,638

Total Investments	$28,952,349	$270,295,430	$4,432,248	$303,680,027

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	37,242	—	37,242

Total	$28,952,349	$270,332,672	$4,432,248	$303,717,269

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$(63,409)	$—	$—	$(63,409)
Futures Contracts
Interest Rate Risk	—	(1,326)	—	(1,326)

Total	$(63,409)	$(1,326)	$—	$(64,735)

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Assets and Liabilities	March 31, 2025

	TCW Corporate Bond ETF	TCW Senior Loan ETF
ASSETS
Investments, at Value (1)	$7,705,717	$277,069,250
Investment in Affiliated Issuers, at Value (2)	557,982	26,609,139
Foreign Currency, at Value (3)	—	11
Cash	39,358	—
Receivable for Securities Sold	13,892	25,372,388
Interest and Dividends Receivable	73,071	3,017,520
Unrealized Appreciation on Forward Currency Exchange Contracts	9	37,242
Receivable for Daily Variation Margin on Open Financial Futures Contracts	32,579	—
Cash Collateral Held for Brokers	17,414	21,423
Net Unrealized Appreciation on Unfunded Loan Commitments	—	1,638

Total Assets	8,440,022	332,128,611

LIABILITIES
Payable for Securities Purchased	194,078	36,969,699
Disbursements in Excess of Available Cash	—	1,163,995
Accrued Management Fees	2,119	162,193
Payable to broker — variation margin on open futures contracts	—	1,320
Unrealized Depreciation on Forward Currency Exchange Contracts	277	63,409

Total Liabilities	196,474	38,360,616

NET ASSETS	$8,243,548	$293,767,995

NET ASSETS CONSIST OF:
Paid-in Capital	$10,679,966	$320,011,527
Accumulated Earnings (Loss)	(2,436,418)	(26,243,532)

NET ASSETS	$8,243,548	$293,767,995

NET ASSETS	$8,243,548	$293,767,995

SHARES OUTSTANDING	180,118	6,223,628

NET ASSET VALUE PER SHARE	$45.77	$47.20

(1)	The identified cost for the TCW Corporate Bond ETF and the TCW Senior Loan ETF at March 31, 2025 was $8,201,741 and $280,420,451, respectively.
(2)	The identified cost for the TCW Corporate Bond ETF and the TCW Senior Loan ETF at March 31, 2025 was $557,982 and $26,609,139, respectively.
(3)	The identified cost for the TCW Corporate Bond ETF and the TCW Senior Loan ETF at March 31, 2025 was $- and $11, respectively.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Operations	Year Ended March 31, 2025

	TCW Corporate Bond ETF	TCW Senior Loan ETF
INVESTMENT INCOME
Income:
Dividends	$1,863	$652,143
Dividends from Investment in Affiliated Issuers	2,286	289,771
Interest	208,463	25,050,356

Total	212,612	25,992,270

Expenses:
Management Fees	19,946	1,736,739
Administration Fees	55,718	98,206
Transfer Agent Fees	21,007	89,428
Custodian Fees	45,623	58,480
Professional Fees	14,155	24,952
Trustees’ Fees and Expenses	65	3,817
Registration Fees	18,488	37,836
Distribution Fees	—	13,654
Shareholder Reporting Expense	3,601	—
Other	9,602	16,714

Total	188,205	2,079,826

Less Expenses Borne by Investment Advisor	(161,341)	(50,504)

Net Expenses	26,864	2,029,322

Net Investment Income	185,748	23,962,948

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized (Loss) on:
Investments	(128,340)	(2,859,618)
Foreign Currency	12	13,708
Forward Currency Exchange Contracts	365	88,019
Futures Contracts	(5,865)	8,414
Swap Agreements	648	—
Change in Unrealized Appreciation on:
Investments	205,780	(551,086)
Foreign Currency	—	(8,001)
Forward Currency Exchange Contracts	(268)	(41,284)
Futures Contracts	9,703	(976)
Swap Agreements	(898)	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	81,137	(3,350,824)

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$266,885	$20,612,124

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Changes in Net Assets

	TCW Corporate Bond ETF (1)		TCW Senior Loan ETF (2)
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
OPERATIONS
Net Investment Income	$185,748	$217,484	$23,962,948	$29,723,795
Net Realized Loss on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(133,180)	(592,903)	(2,749,477)	(4,304,578)
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	214,317	524,303	(601,347)	11,415,223

Increase in Net Assets Resulting from Operations	266,885	148,884	20,612,124	36,834,440

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(179,156)	(216,921)	(21,975,885)	(29,763,381)

NET CAPITAL SHARE TRANSACTIONS
ETF	5,843,276	(462,090)	2,606,406	(42,746,247)
M Class	(2,875,235)	(1,447,956)	(9,514,628)	(1,703,022)
Plan Class	—	—	(10,694)	10,506

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	2,968,041	(1,910,046)	(6,918,916)	(44,438,763)

Increase (Decrease) in Net Assets	3,055,770	(1,978,083)	(8,282,677)	(37,367,704)
NET ASSETS
Beginning of year	5,187,778	7,165,861	302,050,672	339,418,376

End of year	$8,243,548	$5,187,778	$293,767,995	$302,050,672

(1)

The TCW Corporate Bond ETF acquired the assets and liabilities of the TCW MetWest Corporate Bond Fund, a series of the TCW Metropolitan West Funds, Inc., at the close of business on November 15, 2024. As a result of the reorganization, the TCW Corporate Bond ETF is the accounting successor of the TCW MetWest Corporate Bond Fund. Financial information above for the periods prior to November 15, 2024 reflects the performance and expense limitation agreement that was in place for the TCW MetWest Corporate Bond Fund.

(2)

The TCW Senior Loan ETF acquired the assets and liabilities of the TCW MetWest Floating Rate Income Fund, a series of the TCW Metropolitan West Funds, Inc., at the close of business on November 15, 2024. As a result of the reorganization, the TCW Senior Loan ETF is the accounting successor of the TCW MetWest Floating Rate Income Fund. Financial information above for the periods prior to November 15, 2024 reflects the performance and expense limitation agreement that was in place for the TCW MetWest Floating Rate Income Fund.

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Financial Highlights

	Year Ended March 31,
	2025(1)(2)	2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$44.95	$45.15	$49.45	$53.25	$51.60

Income (Loss) from Investment Operations:
Net Investment Income(3)	2.20	1.75	1.40	1.20	2.00
Net Realized and Unrealized Gain (Loss) on Investments	0.32	(0.20)	(4.30)	(3.45)	2.05

Total from Investment Operations	2.52	1.55	(2.90)	(2.25)	4.05

Less Distributions:
Distributions from Net Investment Income	(1.70)	(1.75)	(1.40)	(1.20)	(2.15)
Distributions from Net Realized Gain	—	—	—	(0.35)	(0.25)

Total Distributions	(1.70)	(1.75)	(1.40)	(1.55)	(2.40)

Net Asset Value per Share, End of year	$45.77	$44.95	$45.15	$49.45	$53.25

Market Value per Share, End of year	45.77	—	—	—	—

Total Return	5.55%	3.52%	(5.79%)	(4.44%)	7.81%
Total Return Market Price	5.55%	N/A	N/A	N/A	N/A

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$8,244	$2,379	$2,870	$6,935	$4,730

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	3.59%	4.24%	3.39%	2.40%	3.54%

After Expense Reimbursement	0.51%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	3.55%	3.92%	3.05%	2.25%	3.64%
Portfolio Turnover Rate(4)(5)(6)	169%	136%	124%	148%	84%

(1)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(2)

The TCW Corporate Bond ETF acquired the assets and liabilities of the TCW MetWest Corporate Bond Fund, a series of the TCW Metropolitan West Funds, Inc., at the close of business on November 15, 2024. As a result of the reorganization, the TCW Corporate Bond ETF is the accounting successor of the TCW MetWest Corporate Bond Fund. Financial information above for the periods prior to November 15, 2024 reflects the performance and expense limitation agreement that was in place for the TCW MetWest Corporate Bond Fund.

(3)	Computed using average shares outstanding throughout the year.
(4)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(5)

The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the Fund’s acquisition of the assets and liabilities of the TCW MetWest Corporate Bond Fund at the close of business on November 15, 2024.

(6)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Financial Highlights

	Year Ended March 31,
	2025(1)(2)	2024		2023	2022		2021
Net Asset Value per Share, Beginning of year	$47.45	$46.45		$48.90	$49.75		$44.90

Income (Loss) from Investment Operations:
Net Investment Income(3)	3.91	4.15		2.90	1.65		1.60
Net Realized and Unrealized Gain (Loss) on Investments	(0.49)	1.00		(2.35)	(0.85)		4.85

Total from Investment Operations	3.42	5.15		0.55	0.80		6.45

Less Distributions:
Distributions from Net Investment Income	(3.67)	(4.15)		(3.00)	(1.65)		(1.60)

Total Distributions	(3.67)	(4.15)		(3.00)	(1.65)		(1.60)

Net Asset Value per Share, End of year	$47.20	$47.45		$46.45	$48.90		$49.75

Market Value per Share, End of year	47.27	—		—	—		—

Total Return	7.13%	11.58%		1.26%	1.61%		14.52%
Total Return Market Price	7.28%	N/A		N/A	N/A		N/A

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$293,768	$292,519		$328,416	$475,105		$417,927

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.70%	0.70	%(4)	0.70%	0.69	%(5)	0.70	%(6)

After Expense Reimbursement	0.69%	0.70%		0.70%	0.69%		0.70%
Ratio of Net Investment Income to Average Net Assets	8.09%	8.85%		6.22%	3.32%		3.25%
Portfolio Turnover Rate(7)(8)(9)	111%	77%		43%	49%		38%

(1)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(2)

The TCW Senior Loan ETF acquired the assets and liabilities of the TCW MetWest Floating Rate Income Fund, a series of the TCW Metropolitan West Funds, Inc., at the close of business on November 15, 2024. As a result of the reorganization, the TCW Senior Loan ETF is the accounting successor of the TCW MetWest Floating Rate Income Fund. Financial information above for the periods prior to November 15, 2024 reflects the performance and expense limitation agreement that was in place for the TCW MetWest Floating Rate Income Fund.

(3)	Computed using average shares outstanding throughout the period.
(4)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.70%.
(5)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.69%.
(6)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.68%.
(7)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)

The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the Fund’s acquisition of the assets and liabilities of the TCW MetWest Floating Rate Income Fund at the close of business on November 15, 2024.

(9)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Notes to Financial Statements	March 31, 2025

NOTE 1 — ORGANIZATION

TCW ETF Trust (formerly Engine No. 1 ETF) (the “Trust”), a Delaware statutory trust organized on October 26, 2020, is an open-end managment investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue multiple series of portfolios. As of March 31, 2025, the Trust consisted of eleven operating investment portfolios, two of which are presented herein: TCW Corporate Bond ETF and TCW Senior Loan ETF (each a “Fund” and collective, the “Funds”).

TCW Investment Management Company LLC (the “Adviser”) is the investment adviser to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

Investment Objectives and Principal Investment Strategies

ETF Fund	Strategies
Diversified Fund

TCW Corporate Bond ETF	Seeks to maximize long-term total return, by investing at least 80% of value of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of corporate bonds of varying maturities issued by U.S. and foreign corporations, including those in developed market and emerging market countries. There is no limit on the weighted average maturity of the Fund’s portfolio, and the Fund’s average portfolio duration is expected, but not required, to vary from three to nine years.

TCW Senior Loan ETF	Seeks current income with a secondary objective of long-term capital appreciation, by investing at least 80% of the value its net assets, plus the amount of any borrowings for investment purposes, in senior secured floating rate investments and in investments that are the economic equivalent of senior secured floating rate loans. The Fund’s portfolio securities may have any duration or maturity.

There can be no assurance that the Funds will achieve their respective investment objectives.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Funds are investment companies and follow the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

of federal laws are also sources of authoritative guidance for SEC registrants. The following summarizes the significant accounting policies of the Funds:

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

Security Valuation: Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Trust’s Board of Trustees (the “Board”, and each member thereof, a “Trustee”) has designated the Adviser as the “valuation designee” with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

TCW ETF Trust

March 31, 2025

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing each Funds’ investments is listed after the Schedule of Investments for each Fund.

TCW ETF Trust

March 31, 2025

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Corporate Bond ETF	Asset- Backed Securities	Commercial Mortgage- Backed Securities — Non-Agency	Total
Balance as of April 1, 2024	$33,144	$518	$33,662
Accrued Discounts (Premiums)	—	(1,149)	(1,149)
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation (Depreciation)	1,324	19,201	20,525
Purchases		—	—
Sales	(2,732)	(18,570)	(21,302)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—

Balance as of March 31, 2025	$31,736	$—	$31,736

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2025	$1,324	$3,944	$5,268

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Senior Loan ETF	Bank Loans	Common Stock	Preferred Stock	Warrant	Total
Balance as of April 1, 2024	$1,899,654	$260,230	$474,614	$—	$2,634,498
Accrued Discounts (Premiums)	77,309	—	—	—	77,309
Realized Gain (Loss)	30,569	—	—	—	30,569
Change in Unrealized Appreciation (Depreciation)	(634,777)	97,461	(158,205)	3	(695,518)
Purchases	3,943,247	—	—	—	3,943,247
Sales	(1,557,857)	—	—	—	(1,557,857)
Transfers in to Level 3*	—	—	—	—	—
Transfers out of Level 3*	—	—	—	—	—

Balance as of March 31, 2025	$3,758,145	$357,691	$316,409	$3	$4,432,248

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2025	$(634,777)	$97,461	$(158,205)	$3	$(695,518)

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

Significant unobservable valuation inputs for Level 3 investments as of March 31, 2025 are as follows:

	Fair Value at 3/31/2025	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Corporate Bond ETF
Asset-Backed Securities	$31,736	Broker Quote	Offered Quote	$92.319	$92.319	Increase
Commercial Mortgage-Backed Securities — Non-Agency	$0	Third-Party Vendor	Vendor Prices	$0.001	$0.001	Increase

	Fair Value at 3/31/2025	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Senior Loan ETF
Bank Loans	$3,758,145	Third-Party Vendor	Vendor Prices	$5.000 - 98.219	$71.469	Increase
Bank Loans	$0	Zero Market Value	Fair Value	$0.000	$0.000	Increase
Common Stock	$357,691	Third-Party Vendor	Vendor Prices	$0.055 - 36.938	$18.497	Increase
Preferred Stock	$316,409	Third-Party Vendor	Vendor Prices	$0.300	$0.300	Increase
Warrants	$3	Fair Value	Broker Pricing	$0.000	$0.000	Increase

Security Transactions and Related Investment Income: Throughout the reporting period, security transactions are accounted for one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by a Fund, if any, are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds intend to declare and make distributions of taxable net investment income quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Therefore, no provision for federal income tax should be required.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities, and other assets and liabilities stated in

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March 31, 2025

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statement of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended March 31, 2025, each Fund had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Corporate Bond ETF

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts(1)	—	8,824	8,824
Forward Currency Exchange Contracts	9	—	9

Total Value	$9	$8,824	$8,833

Liability Derivatives
Forward Currency Exchange Contracts	(277)	—	(277)
Futures Contracts(1)	—	(2,618)	(2,618)

Total Value	$(277)	$(2,618)	$(2,895)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	365	—	365
Futures Contracts	—	(5,865)	(5,865)
Swap Agreements	—	648	648

Net Realized Gain (Loss)	$365	$(5,217)	$(4,852)

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

	Foreign Currency Risk	Interest Rate Risk	Total
Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	(268)	—	(268)
Futures Contracts	—	9,703	9,703
Swap Agreements	—	(898)	(898)

Net Change in Appreciation (Depreciation)	$(268)	$8,805	$8,537

Number of Contracts, Notional Amounts or Shares/Units (2)
Forward Currency Exchange Contracts	6,305	—	6,305
Futures Contracts	—	15	15
Swap Agreements	—	63,000	63,000

TCW Senior Loan ETF
	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Forward Currency Exchange Contracts	37,242	—	37,242

Total Value	$37,242	$—	$37,242

Liability Derivatives
Forward Currency Exchange Contracts	(63,409)	—	(63,409)
Futures Contracts(1)	—	(1,326)	(1,326)

Total Value	$(63,409)	$(1,326)	$(64,735)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	88,019	—	88,019
Futures Contracts	—	8,414	8,414

Net Realized Gain (Loss)	$88,019	$8,414	$96,433

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	(41,284)	—	(41,284)
Futures Contracts	—	(976)	(976)

Net Change in Appreciation (Depreciation)	$(41,284)	$(976)	$(42,260)

Number of Contracts, Notional Amounts or Shares/Units (2)
Forward Currency Exchange Contracts	2,111,037	—	2,111,037
Futures Contracts	—	4	4

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on March 31, 2025 is reported within the Statements of Assets and Liabilities.

(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the year ended March 31, 2025.

Counterparty Credit Risk: Derivative contracts may be exposed to counterparty credit risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or

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March 31, 2025

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives, the Funds mitigates their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by the Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Adviser believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to ASC 210 Balance Sheet (“ASC 210”), Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

Master Agreements and Netting Arrangements. Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit -related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/ moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following table presents the Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreement and net of the related collateral received or pledged by the Fund as of March 31, 2025:

TCW ETF Trust

March 31, 2025

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table presents TCW Corporate Bond ETF’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(2)
Citibank N.A.
Foreign Currency Exchange Contracts	$9	$—	$(9)	$—

Total	$9	$—	$(9)	$—

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

The following table presents TCW Corporate Bond ETF’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(2)
Citibank N.A.
Foreign Currency Exchange Contracts	$277	$—	$(9)	$268

Total	$277	$—	$(9)	$268

(1)	Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

The following table presents TCW Senior Loan ETF’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(2)
Bank Of America
Foreign Currency Exchange Contracts	$180	$—	$(180)	$—
Bank Of New York
Foreign Currency Exchange Contracts	33,265	—	—	33,265
Citibank N.A.
Foreign Currency Exchange Contracts	3,797	—	(2,362)	1,435

Total	$37,242	$—	$(2,542)	$34,700

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table presents TCW Senior Loan ETF’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities (2)
Bank Of America
Foreign Currency Exchange Contracts	$51,866	$—	$(180)	$51,686
Citibank N.A.
Foreign Currency Exchange Contracts	2,362	—	(2,362)	—
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	9,181	—	—	9,181

Total	$63,409	$—	$(2,542)	$60,867

(1)	Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

NOTE 3 — PORTFOLIO INVESTMENTS

Mortgage-Backed and Other Asset-Backed Securities: The Funds may invest in MBS, which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (Ginnie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) or Federal National Mortgage Corporation (Fannie Mae). The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial

TCW ETF Trust

March 31, 2025

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

investment in IOs. Mortgage-backed and other asset-backed securities held by the Fund at March 31, 2025 are listed in the Fund’s Schedule of Investments.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Funds is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended March 31, 2025.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. The Funds had no repurchase agreements outstanding as of March 31, 2025.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended March 31, 2025.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Fund can accept money market

TCW ETF Trust

March 31, 2025

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended March 31, 2025.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward currency exchange contracts at March 31, 2025 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. During the period ended March 31, 2025, the Funds utilized treasury futures to help manage interest rate duration and credit market exposure. Futures contracts outstanding at March 31, 2025 are listed in the Funds’ Schedule of Investments.

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Notes to Financial Statements (Continued)

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

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March 31, 2025

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the period ended March 31, 2025, none of the Funds held written swaptions.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to

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Notes to Financial Statements (Continued)

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and the Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on a Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded as realized gains and losses, respectively. During the period ended March 31, 2025 the TCW Corporate Bond ETF entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk). Outstanding swap agreements at March 31, 2025, if any, are disclosed in the Schedules of Investments.

NOTE 4 — RISK CONSIDERATIONS

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial

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March 31, 2025

NOTE 4 — RISK CONSIDERATIONS (Continued)

market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk: The Funds may invest in MBS or other ABS. The values of some mortgage-backed securities or other asset-backed securities may expose the Funds to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower-rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. The Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest only, principal only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans,

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Notes to Financial Statements (Continued)

NOTE 4 — RISK CONSIDERATIONS (Continued)

prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity takeout), the borrower’s credit quality (e.g., FICO score), and whether the loan is a first trust deed or a second lien.

Counterparty Risk: The Funds may be exposed to counterparty risk, the risk that an entity with which the Fund has unsettled or open transactions may not fulfill its obligations.

Foreign Currency Risk: The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign Investing Risk: The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

U.S. Trade Policy Risk: There have been significant changes to United States trade policies, treaties and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, treaties and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the access by issuers of our portfolio securities to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on our portfolio investments.

Investment Style Risk: Certain Funds may also be subject to investment style risk. The Adviser’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Bank Loan Risk: There is a risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. A Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities. Bank loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.

TCW ETF Trust

March 31, 2025

NOTE 5 — FEDERAL INCOME TAXES

It is the policy of the Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of operations. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended March 31, 2025. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

At March 31, 2025, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Fund	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Corporate Bond ETF	$52,721	$(559,473)	$(506,752)	$8,770,451
TCW Senior Loan ETF	1,560,033	(5,041,602)	(3,481,569)	307,159,958

At March 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Income	Undistributed Long-term Gains	Accumulated Capital loss Carryforwards and Post- October losses	Other Temporary Differences	Net unrealized Appreciation (Depreciation)	Total Earnings (Losses)
TCW Corporate Bond ETF	$30,217	$—	$(1,959,883)	$—	$(506,752)	$(2,436,418)
TCW Senior Loan ETF	1,858,051	—	(24,621,669)	—	(3,479,914)	(26,243,532)

At March 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Income	Undistributed Long-term Gains	Accumulated Capital loss Carryforwards and Post- October losses	Other Temporary Differences	Net unrealized Appreciation (Depreciation)	Total Earnings (Losses)
TCW Corporate Bond ETF	$533	$—	$(1,817,448)	$(270)	$(706,962)	$(2,524,147)
TCW Senior Loan ETF	671,369	—	(22,106,088)	(520,482)	(2,926,054)	(24,881,255)

During the year ended March 31, 2025, the tax character of distributions paid was as follows:

Fund	Ordinary Income*	Long-Term Capital Gain
TCW Corporate Bond ETF	$179,156	$—
TCW Senior Loan ETF	21,975,885	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

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Notes to Financial Statements (Continued)

NOTE 5 — FEDERAL INCOME TAXES (Continued)

During the year ended March 31, 2024, the tax character of distributions paid was as follows:

Fund	Ordinary Income*	Long-Term Capital Gain
TCW Corporate Bond ETF	$216,869	$—
TCW Senior Loan ETF	29,757,265	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At March 31, 2025, the following Funds had net realized loss carryforwards for federal income tax purposes:

	No Expiration
	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Corporate Bond ETF	$437,784	$1,522,099	$1,959,883
TCW Senior Loan ETF	110,668	24,511,001	24,621,669

At March 31, 2024, the following Funds had net realized loss carryforwards for federal income tax purposes:

	No Expiration
	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Corporate Bond ETF	$415,192	$1,277,596	$1,692,788
TCW Senior Loan ETF	2,450,066	17,873,158	20,323,224

NOTE 6 — MANAGEMENT AND OTHER AGREEMENTS

Management

The Adviser, located at 515 South Flower Street, Los Angeles, CA 90071, furnishes investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of the Funds (the “Investment Advisory Agreement”), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended.

For its investment advisory services to the Funds, the Adviser is paid a management fee from the Funds based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.35% for the TCW Corporate Bond ETF and 0.65% for the TCW Senior Loan ETF. The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses, as may be specified in a separate letter of agreement.

Prior to the reorganization into the TCW Corporate Bond ETF, for the period April 1, 2024 to November 15, 2024, the TCW MetWest Corporate Bond Fund paid Metropolitan West Asset Management, LLC (the previous Adviser) a management fee based on a percentage of the TCW MetWest Corporate Bond Fund’s average daily net assets, at the annual rate of 0.40%.

Prior to the reorganization into the TCW Senior Loan ETF, for the period April 1, 2024 to November 15, 2024, the TCW MetWest Floating Rate Income Fund paid Metropolitan West Asset Management, LLC (the previous Adviser) a management fee based on a percentage of the TCW MetWest Floating Rate Income Fund’s average daily net assets, at the annual rate of 0.55%.

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March 31, 2025

NOTE 6 — MANAGEMENT AND OTHER AGREEMENTS (Continued)

Pursuant to the Investment Advisory Agreement between the Adviser and the Trust (entered into on behalf of the Funds), the Adviser is responsible for substantially all expenses of the Funds, except (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Funds incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) the advisory fee payable to the Adviser under the Investment Advisory Agreement; (v) litigation expenses (including fees and expenses of counsel retained by or on behalf of the Trust or any Fund) and any fees, costs or expenses payable by the Trust or any Fund pursuant to indemnification obligations to which the Trust or such Fund may be subject (pursuant to contract or otherwise); and (vi) any extraordinary expenses, as determined by a majority of the Independent Trustees.

Prior to the reorganization into the TCW Corporate Bond ETF and TCW Senior Loan ETF, for the period April 1, 2024 to November 15, 2024, the TCW MetWest Corporate Bond Fund and the TCW MetWest Floating Rate Income Fund incurred distribution 12b-1 fees. These fees were no longer applicable subsequent to the reorganization.

Prior to the reorganization into the TCW Corporate Bond ETF, for the period April 1, 2024 to November 15, 2024, the Adviser limited the operating expenses of the TCW MetWest Corporate Bond Fund Class I not to exceed 0.50% relative to the TCW MetWest Corporate Bond Fund Class I average daily net assets.

Prior to the reorganization into the TCW Senior Loan ETF, for the period April 1, 2024 to November 15, 2024, the Adviser limited the operating expenses of the TCW MetWest Floating Rate Income Fund Class I not to exceed 0.70% relative to the TCW MetWest Floating Rate Income Fund Class I average daily net assets.

Administrator, Custodian, Transfer Agent and Accounting Agent

State Street Bank and Trust Company (“State Street” or the “Bank”), located at One Congress Street, Suite 1, Boston, MA 02114-2016, is the Fund’s administrator, fund accountant, transfer and dividend agent and custodian. State Street is primarily in the business of providing administrative, fund accounting and transfer and dividend agent services to retail and institutional mutual funds and exchange traded funds.

Distribution

Foreside Financial Services, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Organizational and Offering Costs

The Adviser has paid or assumed all organizational and offering expenses for the Funds.

Board of Trustees Compensation

The Trust pays each Independent Trustee an annual retainer of $27,500 per calendar year, plus a $1,500 per-meeting fee for in-person attendance and $250 for telephonic attendance for each Board

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Notes to Financial Statements (Continued)

NOTE 6 — MANAGEMENT AND OTHER AGREEMENTS (Continued)

of Trustees meeting attended by that Independent Trustee. The Independent Chair of the Board of Trustees receives an additional annual retainer of $10,500, the Independent Vice Chair receives an additional annual retainer of $7,000, and the Chairs of the Audit Committee and the Nominating andGovernance Committee each receive an additional annual retainer of $1,750. The Independent Trustees’ compensation is paid by the Adviser from the management fees it receives from the Funds.

NOTE 7 — FUND REORGANIZATIONS

On November 15, 2024, the TCW Corporate Bond ETF acquired all of the assets and assumed all of the liabilities of the TCW MetWest Corporate Bond Fund pursuant to a plan of reorganization approved by the board of the TCW MetWest Corporate Bond Fund and the Board of Trustees of the Trust on September 9, 2024. The acquisition was accomplished by a tax-free exchange as follows:

On the close of business on November 15, 2024, 110,118 shares of the TCW MetWest Corporate Bond Fund, valued at $4,983,150, were outstanding. After the reorganization, the TCW Corporate Bond ETF had 110,118 shares valued at $4,983,150.

The investment portfolio of the TCW MetWest Corporate Bond Fund, with a value of $5,134,310 and identified cost of $5,738,478, was the principal asset acquired by the TCW Corporate Bond ETF. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the TCW MetWest Corporate Bond Fund was carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the TCW MetWest Corporate Bond Fund that have been reflected in the statement of operations since November 15, 2024, for the TCW Corporate Bond ETF.

	Before Reorganization	After Reorganization
	TCW MetWest Corporate Bond Fund	TCW Corporate Bond ETF
Net Assets	$4,983,150	$4,983,150
Shares Outstanding	110,118	110,118
Net Asset Value Per Share	$45.25	$45.25
Net Unrealized Depreciation	$(604,168)	$(604,168)

The Predecessor Fund and the Acquiring Fund had identical investment objectives and substantially similar principal investment strategies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the Acquiring Fund’s financial statements and financial highlights.

On November 15, 2024, the TCW Senior Loan ETF acquired all of the assets and assumed all of the liabilities of the TCW MetWest Floating Rate Income Fund pursuant to a plan of reorganization approved by the board of the TCW MetWest Floating Rate Income Fund and the Board of Trustees of the Trust on June 10, 2024. The acquisition was accomplished by a tax-free exchange as follows:

On the close of business on November 15, 2024, 6,173,628 shares of the TCW MetWest Floating Rate Income Fund, valued at $293,938,143, were outstanding. After the reorganization, the TCW Senior Loan ETF had 6,173,628 shares valued at $293,938,143.

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March 31, 2025

NOTE 7 — FUND REORGANIZATIONS (Continued)

The investment portfolio of the TCW MetWest Floating Rate Income Fund, with a value of $279,190,430 and identified cost of $279,441,046, was the principal asset acquired by the TCW Senior Loan ETF. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the TCW MetWest Floating Rate Income Fund was carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the TCW MetWest Floating Rate Income Fund that have been reflected in the statement of operations since November 15, 2024, for the TCW Senior Loan ETF.

	Before Reorganization	After Reorganization
	TCW MetWest Floating Rate Income Fund	TCW Senior Loan ETF
Net Assets	$293,938,143	$293,938,143
Shares Outstanding	6,173,628	6,173,628
Net Asset Value Per Share	$47.61	$47.61
Net Unrealized Depreciation	$(250,616)	$(250,616)

The Predecessor Fund and the Acquiring Fund had identical investment objectives and substantially similar principal investment strategies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the Acquiring Fund’s financial statements and financial highlights.

NOTE 8 — RELATED PARTIES

At March 31, 2025, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

NOTE 9 — COMMITTED LINE OF CREDIT

The Funds, together with the TCW Metropolitan West Funds and the TCW Funds, Inc., have entered into a $250,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, with an expiration date of December 17, 2026. The interest rate on borrowing is the higher Federal Funds Effective Rate plus 0.10%, plus 1.25% or the Overnight Bank Funding Rate plus 0.10%, plus 1.25%. There were no borrowings from the line of credit as of or during the year ended March 31, 2025. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the unused portion of the committed line amount. The commitment fees incurred by the Funds would be presented in Transfer Agent Fees on each Fund’s Statements of Operations. The commitment fees would be allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.

NOTE 10 — CREATION AND REDEMPTION TRANSACTIONS

Each Fund issues and redeems shares (“Shares”) at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). The Funds may issue and redeem Creation Units of its Shares in

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 10 — CREATION AND REDEMPTION TRANSACTIONS (Continued)

exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares of each Fund are listed and trade on the New York Stock Exchange LLC (the “Exchange” or “NYSE”), a national securities exchange. Shares of the Funds are traded in the secondary market and elsewhere at market values that may be at, above or below each Fund’s NAV. Shares are redeemable only in Creation Units by authorized participants that have entered into agreements with the Distributor (“Authorized Participants”), and, generally, in exchange for securities in kind and or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit in an amount at least equal to a specified percentage, as set forth in the applicable Participant Agreement, of the value of the missing Deposit Instruments. The Trust may use such cash deposit at any time to purchase Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

NOTE 11 — CAPITAL SHARE TRANSACTIONS

Transactions in each Fund’s shares were as follows:

TCW Corporate Bond ETF(1)(2)	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	78,075	$3,573,099	7,350	$323,768
Shares Sold — shares converted from Class M(3)	50,461	2,330,001	—	—
Shares Issued upon Reinvestment of Dividends	1,283	58,030	2,117	93,392
Shares Redeemed	(2,640)	(117,854)	(20,080)	(879,250)

Net Increase	127,179	$5,843,276	(10,613)	$(462,090)

(1)

The TCW Corporate Bond ETF acquired the assets and liabilities of the TCW MetWest Corporate Bond Fund, a series of the TCW Metropolitan West Funds, Inc., at the close of business on November 15, 2024. As a result of the reorganization, the TCW Corporate Bond ETF is the accounting successor of the TCW MetWest Corporate Bond Fund. Financial information above for the periods prior to November 15, 2024 reflects the performance and expense limitation agreement that was in place for the TCW MetWest Corporate Bond Fund.

(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(3)	M Class shares were converted into TCW Corporate Bond ETF shares at the close of business on October 18, 2024.

TCW Senior Loan ETF(1)(2)	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	946,675	$44,131,030	785,489	$36,817,127
Shares Sold — shares converted from Class M(3)	148,325	7,040,099	—	—
Shares Issued upon Reinvestment of Dividends	229,502	10,890,222	476,844	22,377,284
Shares Redeemed	(1,268,332)	(59,454,945)	(2,165,524))	(101,940,658)

Net Increase	56,170	$2,606,406	(903,191)	$(42,746,247)

TCW ETF Trust

March 31, 2025

NOTE 11 — CAPITAL SHARE TRANSACTIONS (Continued)

(1)

The TCW Senior Loan ETF acquired the assets and liabilities of the TCW MetWest Floating Rate Income Fund, a series of the TCW Metropolitan West Funds, Inc., at the close of business on November 15, 2024. As a result of the reorganization, the TCW Senior Loan ETF is the accounting successor of the TCW MetWest Floating Rate Income Fund. Financial information above for the periods prior to November 15, 2024 reflects the performance and expense limitation agreement that was in place for the TCW MetWest Floating Rate Income Fund.

(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(3)	M Class shares were converted into TCW Senior Loan ETF shares at the close of business on October 18, 2024.

NOTE 12 — PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the year ended March 31, 2025 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Corporate Bond ETF	$3,476,920	$1,005,573	$7,713,257	$7,664,680
TCW Senior Loan ETF	294,924,187	314,309,548	18,335,890	16,737,503

All creation and redemption transactions for the Funds were on a cash basis.

NOTE 13 — RESTRICTED SECURITIES

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at March 31, 2025.

NOTE 14 — COMMITMENTS AND CONTINGENCIES

The following Funds had unfunded commitments and unrealized gain (loss) by investment as of March 31, 2025:

Senior Loan ETF
UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Air Comm Corporation, LLC, 2024 Delayed Draw Term Loan	12/11/31	$27,080	$(102)
American Rock Salt Company LLC, 2024 First Out Delayed Draw Term Loan	06/09/28	263,973	2,640
Amspec Parent LLC, 2024 Delayed Draw Term Loan	12/22/31	193,333	122
Archkey Solutions LLC, 2024 Delayed Draw Term Loan B	11/01/31	122,605	77
DG Investment Intermediate Holdings 2, Inc., 2024 Delayed Draw Term Loan	03/31/28	26,041	(391)
Raven Acquisition Holdings LLC, Delayed Draw Term Loan	11/19/31	43,333	(469)
Secretariat Advisors, LLC, 2025 Delayed Draw Term Loan	02/24/32	95,579	(239)

		$771,944	$1,638

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 15 — INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote. The Trust has not accrued any liability in connection with such indemnification.

NOTE 16 — SEGMENT REPORTING

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. The Funds represent a single operating segment as the operating results of the Funds are monitored as a whole and their long-term asset allocation is determined in accordance with the terms of the applicable prospectus, based on defined investment objectives that is executed by the Funds’ portfolio management team. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Funds’ profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statements of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying Statement of Operations.

NOTE 17 — NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements, including, but not limited to, those with respect to the Fund’s income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.

NOTE 18 — SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

TCW ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of TCW ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Corporate Bond ETF (formerly MetWest Corporate Bond Fund) and TCW Senior Loan ETF (formerly MetWest Floating Rate Income Fund) (the “Funds”), two of the eleven funds constituting TCW ETF Trust, as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Funds as of March 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Los Angeles, California

December 29, 2025

We have served as the auditor of one or more TCW/Metropolitan West Funds investment companies since 1990.

TCW ETF Trust

Board Approval of Investment Advisory Agreement (Unaudited)

TCW Senior Loan ETF

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of non-interested (“Independent”) Trustees, voting separately, approve each Fund’s investment advisory agreement (each, an “Agreement”) with TCW Investment Management Company LLC (the “Advisor”) for an initial two-year term. Following an initial two-year term, the Agreement continues in effect from year-to-year provided that the continuance is approved annually by the full Board of Trustees and a majority of the Independent Trustees, voting separately. At a meeting held on June 10, 2024 (the “Meeting”), the Board, including all of the Independent Trustees, approved the Agreement for an initial two-year term with respect to the Fund.

The Board recognized that the approval of the Agreement in connection with the organization of the Fund was related to the proposed reorganization of TCW Metropolitan West Floating Rate Income Fund (the “Target Fund”), a series of TCW Metropolitan West Funds, into the Fund, which was also considered and approved at the Meeting by the Board and at a meeting of the board of the Target Fund.

At the Meeting and at prior meetings of the Independent Trustees on April 8 and April 22, 2024, the Board received and considered information (both written and oral) provided to assist it in the review of the Agreement and made assessments with respect to the Fund. The Independent Trustees were advised by independent legal counsel with respect to these matters. The Independent Trustees discussed the approval of the Agreement with representatives of the Advisor and among themselves in private sessions on various occasions at which no representatives of the Advisor were present.

In addition, the Board received extensive information at previous meetings about the Advisor and its services to the Trust during the Board’s consideration of the approval of the Agreement with respect to the other series of the Trust. The Board relied on that information during its consideration of the Agreement, noting that the information addressed many of the factors discussed below, including, but not limited to, information about the nature, extent and quality of services provided by the Advisor to the Trust, the Advisor’s structure, organization, operations and personnel, the financial condition of the Advisor and the profitability to the Advisor from the Agreement, compliance procedures and resources, investment performance of other series and any similar strategies, expected expenses of the Fund, planned marketing of the Fund, relationships with Authorized Participants and market makers, and other information considered relevant.

In considering information relating to management fee levels, the Board took into account that the Fund would pay the Advisor a single unitary fee and that the Advisor would be responsible for payment of all ordinary fund expenses out of the unitary fee. The Board noted that the current almost universal practice among exchange-traded funds was to charge a single unitary fee and therefore considered as relevant the unitary fees charged by other similarly managed exchange-traded funds. The Board also received, and considered to the extent it thought relevant, information provided by the Advisor as to Fund management services and fees as compared to advisory services and fees charged by the Advisor to the Target Fund. The Trustees also considered information comparing the proposed fee and expense levels of the Fund to appropriate peer groups of funds identified in a report by an independent data provider, Broadridge, as well as performance data as compared to the peer groups identified by Broadridge.

The Board also considered that, under the Agreement and as part of the unitary management fee, the Advisor would provide additional services to the Fund that are essential to the operation of the Fund.

TCW ETF Trust

In addition to the information furnished by the Advisor, the Trustees were provided with advice from their independent legal counsel discussing their fiduciary duties related to their approval of the Agreement and discussed these matters with their counsel.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In deciding to recommend the approval of the Agreement with respect to the Fund, the Independent Trustees did not identify any single piece of information or particular factor that, in isolation, was the controlling factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Trustees.

Nature, Extent and Quality of Services

The Board considered the general nature, extent, and quality of services provided to the existing series of the Trust and expected to be provided to the Fund by the Advisor. The Board evaluated the Advisor’s experience in serving as manager of mutual funds and ETFs and considered the benefits to shareholders of investing in a fund complex that is served by a large organization that also serves a variety of other investment advisory clients, including separate accounts, other pooled investment vehicles, registered investment companies and commingled funds. The Board also considered the ability of the Advisor to provide appropriate levels of support and resources to the Fund.

The Board also took note of the background and experience of the senior management and portfolio management personnel of the Advisor and that the expertise and amounts of attention expected to be given to the Fund by the Advisor are substantial. The Board also noted the previous experience of the proposed portfolio managers of the Fund and considered that the same individuals responsible for the day-to-day portfolio management of the Target Fund will be responsible for the day-to-day portfolio management of the Fund. The Board considered the ability of the Advisor to attract and retain qualified business professionals and its compensation program. The Board also considered the breadth of the compliance programs of the Advisor, as well as the compliance operations of the Advisor that would be applicable to the Fund. The Board noted the significant role played by the Advisor, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors. The Board concluded that it was satisfied with the nature, extent and quality of the services anticipated to be provided to the Fund by the Advisor under the proposed Agreement.

Investment Performance

The Trustees considered the performance of other series of investment companies managed by the Advisor and its affiliates with similar strategies, namely the Target Fund that would be reorganized into the Fund, on both an absolute basis and in comparison to appropriate peer funds and benchmark indices, for various periods. The Board also considered that the Fund has investment objectives, goals and strategies that are substantially similar to the Target Fund. After review, the Trustees concluded that the Fund has the potential to achieve acceptable performance.

Advisory Fees and Profitability

The Board considered information prepared by the Advisor and Broadridge comparing the proposed fees and expenses of the Fund to the averages and medians of the fees and expenses of appropriate

TCW ETF Trust

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

peer funds. The Board considered that the total expense ratio for the Fund relative to that for the Target Fund would be lower, especially in light of the unitary fee arrangement. The Board considered that the fee structure proposed for the Fund was similar to the other actively managed ETFs in the Trust.

The Board also considered the expected costs of services to be provided and expected profits to be realized by the Advisor and its affiliates from their relationship with the Fund, noting the difficulty in evaluating a manager’s projected profitability with respect to a fund that is not yet operational. Based on these various considerations, the Board concluded that the proposed contractual management fees of the Fund under the proposed Agreement were fair and bore a reasonable relationship to the services to be rendered.

Expenses and Economies of Scale

The Board noted that the Fund’s proposed expense ratio was within a reasonable range for the applicable peer group. The Board considered that, although the Fund would be newly launched, it would be the surviving entity in the reorganization with the Target Fund, which will give the Fund a larger asset base compared to a typical new fund. The Board concluded that the anticipated expenses were appropriate given the anticipated size and structure of the Fund.

The Board also considered the potential of the Advisor to achieve economies of scale as the Fund grows in size. The Board noted that the Fund will benefit through additional investment in the Trust’s business and the provision of improved or additional infrastructure and services to the Fund and its shareholders. The Board considered the Advisor’s ongoing investment in its technology, systems, staffing and other aspects of its business that can benefit the Fund, noting that all these endeavors are a means by which the Advisor is sharing economies of scale with the Fund and its shareholders through reinvestment in products and services that are designed to benefit the Fund and its shareholders. The Board considered the new personnel hired over recent years and the extent to which that hiring could be expected to benefit shareholders. As a result, the Board was satisfied about the extent to which economies of scale will be shared with the Fund and its shareholders. Based on all the information they reviewed, the Board concluded that the proposed fee structure for the Fund was reasonable and reflected a sharing of any economies of scale.

Ancillary Benefits

The Board considered ancillary benefits to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the Fund, including compensation for certain compliance support services. The Board concluded that any potential benefits to be derived by the Advisor from its relationship with the Fund was consistent with the services proposed to be provided by the Advisor to the new series.

Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), Trustees concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders will receive reasonable value in return for the management fees paid to the Advisor by the Fund, and that the approval of the Agreement was in the best interests of the Fund and its shareholders.

TCW ETF Trust

TCW Corporate Bond ETF

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of non-interested (“Independent”) Trustees, voting separately, approve each Fund’s investment advisory agreement (each, an “Agreement”) with TCW Investment Management Company LLC (the “Advisor”) for an initial two-year term. Following an initial two-year term, the Agreement continues in effect from year-to-year provided that the continuance is approved annually by the full Board of Trustees and a majority of the Independent Trustees, voting separately. At a meeting held on September 9, 2024 (the “Meeting”), the Board, including all of the Independent Trustees, approved the Agreement for an initial two-year term with respect to the Fund.

The Board recognized that the approval of the Agreement in connection with the organization of the Fund was related to the proposed reorganization of TCW Metropolitan West Corporate Bond Fund (the “Target Fund”), a series of TCW Metropolitan West Funds, into the Fund, which was also considered and approved at the Meeting by the Board and at a meeting of the board of the Target Fund.

At the Meeting and at prior meetings of the Independent Trustees, the Board received and considered information (both written and oral) provided to assist it in the review of the Agreement and made assessments with respect to the Fund. The Independent Trustees were advised by independent legal counsel with respect to these matters. The Independent Trustees discussed the approval of the Agreement with representatives of the Advisor and among themselves in private sessions on various occasions at which no representatives of the Advisor were present.

In addition, the Board received extensive information about the Advisor and its services to the Trust during the Board’s consideration of the approval of the Agreement with respect to the other series of the Trust. The Board relied on that information during its consideration of the Agreement, noting that the information addressed many of the factors discussed below, including, but not limited to, information about the nature, extent and quality of services provided by the Advisor to the Trust, the Advisor’s structure, organization, operations and personnel, the financial condition of the Advisor and the profitability to the Advisor from the Agreement, compliance procedures and resources, investment performance of other series and any similar strategies, expected expenses of the Fund, planned marketing of the Fund, relationships with Authorized Participants and market makers, and other information considered relevant.

In considering information relating to management fee levels, the Board took into account that the Fund would pay the Advisor a single unitary fee and that the Advisor would be responsible for payment of all ordinary fund expenses out of the unitary fee. The Board noted that the current almost universal practice among exchange-traded funds was to charge a single unitary fee and therefore considered as relevant the unitary fees charged by other similarly managed exchange-traded funds. The Board also received, and considered to the extent it thought relevant, information provided by the Advisor as to Fund management services and fees as compared to advisory services and fees charged by the Advisor to the Target Fund. The Trustees also considered information comparing the proposed fee and expense levels of the Fund to appropriate peer groups of funds identified in a report by an independent data provider, Broadridge, as well as performance data as compared to the peer groups identified by Broadridge.

TCW ETF Trust

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

The Board also considered that, under the Agreement and as part of the unitary management fee, the Advisor would provide additional services to the Fund that are essential to the operation of the Fund.

In addition to the information furnished by the Advisor, the Trustees were provided with advice from their independent legal counsel discussing their fiduciary duties related to their approval of the Agreement and discussed these matters with their counsel.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In deciding to recommend the approval of the Agreement with respect to the Fund, the Independent Trustees did not identify any single piece of information or particular factor that, in isolation, was the controlling factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Trustees.

Nature, Extent and Quality of Services

The Board considered the general nature, extent, and quality of services provided to the existing series of the Trust and expected to be provided to the Fund by the Advisor. The Board evaluated the Advisor’s experience in serving as manager of mutual funds and ETFs and considered the benefits to shareholders of investing in a fund complex that is served by a large organization that also serves a variety of other investment advisory clients, including separate accounts, other pooled investment vehicles, registered investment companies and commingled funds. The Board also considered the ability of the Advisor to provide appropriate levels of support and resources to the Fund.

The Board also took note of the background and experience of the senior management and portfolio management personnel of the Advisor and that the expertise and amounts of attention expected to be given to the Fund by the Advisor are substantial. The Board also noted the previous experience of the proposed portfolio managers of the Fund and considered that the same individuals responsible for the day-to-day portfolio management of the Target Fund will be responsible for the day-to-day portfolio management of the Fund. The Board considered the ability of the Advisor to attract and retain qualified business professionals and its compensation program. The Board also considered the breadth of the compliance programs of the Advisor, as well as the compliance operations of the Advisor that would be applicable to the Fund. The Board noted the significant role played by the Advisor, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors. The Board concluded that it was satisfied with the nature, extent and quality of the services anticipated to be provided to the Fund by the Advisor under the proposed Agreement.

Investment Performance

The Trustees considered the performance of other series of investment companies managed by the Advisor and its affiliates with similar strategies, namely the Target Fund that would be reorganized into the Fund, on both an absolute basis and in comparison to appropriate peer funds and benchmark indices, for various periods. The Board also considered that the Fund has investment objectives, goals and strategies that are substantially similar to the Target Fund. After review, the Trustees concluded that the Fund has the potential to achieve acceptable performance.

TCW ETF Trust

Advisory Fees and Profitability

The Board considered information prepared by the Advisor and Broadridge comparing the proposed fees and expenses of the Fund to the averages and medians of the fees and expenses of appropriate peer funds. The Board considered that the total expense ratio for the Fund relative to that for the Target Fund would be lower, especially in light of the unitary fee arrangement. The Board considered that the fee structure proposed for the Fund was similar to the other actively managed ETFs in the Trust.

The Board also considered the expected costs of services to be provided and expected profits to be realized by the Advisor and its affiliates from their relationship with the Fund, noting the difficulty in evaluating a manager’s projected profitability with respect to a fund that is not yet operational. Based on these various considerations, the Board concluded that the proposed contractual management fees of the Fund under the proposed Agreement were fair and bore a reasonable relationship to the services to be rendered.

Expenses and Economies of Scale

The Board noted that the Fund’s proposed expense ratio was within a reasonable range for the applicable peer group. The Board considered that, although the Fund would be newly launched, it would be the surviving entity in the reorganization with the Target Fund, which will give the Fund a larger asset base compared to a typical new fund. The Board concluded that the anticipated expenses were appropriate given the anticipated size and structure of the Fund.

The Board also considered the potential of the Advisor to achieve economies of scale as the Fund grows in size. The Board noted that the Fund will benefit through additional investment in the Trust’s business and the provision of improved or additional infrastructure and services to the Fund and its shareholders. The Board considered the Advisor’s ongoing investment in its technology, systems, staffing and other aspects of its business that can benefit the Fund, noting that all these endeavors are a means by which the Advisor is sharing economies of scale with the Fund and its shareholders through reinvestment in products and services that are designed to benefit the Fund and its shareholders. The Board considered the new personnel hired over recent years and the extent to which that hiring could be expected to benefit shareholders. As a result, the Board was satisfied about the extent to which economies of scale will be shared with the Fund and its shareholders. Based on all the information they reviewed, the Board concluded that the proposed fee structure for the Fund was reasonable and reflected a sharing of any economies of scale.

Ancillary Benefits

The Board considered ancillary benefits to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the Fund, including compensation for certain compliance support services. The Board concluded that any potential benefits to be derived by the Advisor from its relationship with the Fund was consistent with the services proposed to be provided by the Advisor to the new series.

Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), Trustees concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders will receive reasonable value in return for the management fees paid to the Advisor by the Fund, and that the approval of the Agreement was in the best interests of the Fund and its shareholders.

TCW ETF Trust

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The TCW ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on TCW’s website at www.tcw.com/Literature/Fund-Literature.

Proxy Voting Policies and Procedures. A description of TCW Investment Management Company LLC’s proxy voting policies and procedures, which are applicable to the Funds in the TCW ETF Trust is available on TCW’s website at www.tcw.com/Literature/Fund-Literature and on the SEC’s website at www.sec.gov.

Proxy Voting Record. The TCW ETF Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. The Fund’s Form N-PX will also be available on the Fund’s website at www.tcw.com/Literature/Fund-Literature and on the SEC’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market values on the secondary Market for shares of each Fund and each Fund’s net asset value can be found on TCW’s website at www.tcw.com/Literature/Fund-Literature.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at www.sec.gov.

TCW ETF Trust

General Information

Investment Adviser

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

Administrator, Custodian, and Transfer Agent

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP

555 West 5th Street

Los Angeles, CA 90013

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

TCW Investment Management Company LLC | 515 South Flower Street, Los Angeles, CA 90071

www.tcw.com/Literature/Fund-Literature

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial and Accounting Officer have concluded, as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of such date, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	EX-99.CODE – Code of Ethics referred to in Item 2 is filed herewith.

(a)(2)	Not applicable.

(a)(3)	EX-99.CERT – The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	EX-99.906CERT – The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW ETF Trust

By (Signature and Title)

/s/ Richard M. Villa
Richard M. Villa
President, Principal Executive Officer Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date	December 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard M. Villa
Richard M. Villa
President, Principal Executive Officer Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date	December 30, 2025